As filed with the Securities and Exchange Commission on April 28, 2004



                                File No.333-32531

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    [ ] Pre-Effective Amendment No.


                    [X] Post-Effective Amendment No. 10



                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                    [X] Amendment No. 5


                        (Check appropriate box or boxes)


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                              One American Square
                          Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Office)(Zip Code)

                                 (317)285-1869
              (Depositor's Telephone Number, including Area Code)


                              John C. Swhear, Esq.
                                 Assistant General Counsel
                   American United Life Insurance Company(R)
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (Check appropriate Space)



_____     immediately upon filing pursuant to paragraph (b) of Rule 485


  X       on  May 1, 2004     pursuant to paragraph (b) of Rule 485
_____        ----------------


_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                   PROSPECTUS

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY


                    American United Life Insurance Company(R)
                       One American Square, P.O. Box 7127
                        Indianapolis, Indiana 46206-7127
                          (800) 537-6442 - www.aul.com


This Prospectus describes a individual flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL," "we," "us" or "our") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy. The Policy also provides you with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows you to provide for your changing insurance needs under a single insurance Policy.

You also have the opportunity to allocate Net Premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's general account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). The investment advisors shown below manage each Fund and its Portfolio(s).


Fund/Investment Advisor                            Investment Account and Corresponding Mutual Fund Portfolio
-----------------------                            ----------------------------------------------------------
OneAmerica Funds, Inc.                             OneAmerica Asset Director Portfolio
  American United Life Insurance Company(R)        OneAmerica Investment Grade Bond Portfolio
                                                   OneAmerica Money Market Portfolio
                                                   OneAmerica Value Portfolio

AIM Variable Insurance Funds                       AIM V.I. High Yield Fund f/k/a Invesco
 A I M Advisor, Inc.                                VIF High Yield Fund
  (Sub-Advisor for INVESCO portfolios,             INVESCO VIF-Dynamics Fund
   INVESCO Institutional (N.A.), Inc.)             INVESCO VIF-Financial Services Fund
                                                   INVESCO VIF-Health Sciences Fund
                                                   INVESCO VIF-Utilities Fund


Alger American Fund                                Alger American Growth Portfolio
   Fred Alger Management, Inc.                     Alger American Small Capitalization Portfolio

American Century(R) Variable Portfolios, Inc.      American Century(R) VP Capital Appreciation Portfolio
  American Century(R) Investment Management, Inc.  American Century(R) VP Income & Growth Portfolio
                                                   American Century(R) VP International Portfolio


Calvert Variable Series, Inc.                      Calvert Social Mid Cap Growth
  Calvert Asset Management Corporation


Dreyfus Variable Investment Fund                   Dreyfus VIF Appreciation
  The Dreyfus Corporation, Fayez Sarofim
  & Co., Sub-adviser, Dreyfus Variable
  Investment Fund

Dreyfus Investment Portfolios                      Dreyfus DIP Technology Growth
  Dreyfus Investments, a division of
  Dreyfus Service Corporation, Dreyfus
  Investment Portfolios


Fidelity(R) Variable Insurance Products Fund       Fidelity(R) VIP Asset Manager Portfolio
  Fidelity(R) Management & Research Company        Fidelity(R) VIP Contrafund(R) Portfolio
                                                   Fidelity(R) VIP Equity-Income Portfolio
                                                   Fidelity(R) VIP Growth Portfolio
                                                   Fidelity(R) VIP High Income Portfolio
                                                   Fidelity(R) VIP Index 500 Portfolio
                                                   Fidelity(R) VIP Money Market Portfolio
                                                   Fidelity(R) VIP Overseas Portfolio


Janus Aspen Series                                 Janus Aspen Series Flexible Income Portfolio
  Janus Capital Management  LLC                    Janus Aspen Series Worldwide Growth Portfolio


Neuberger Berman Advisers Management Trust         NB AMT Fasciano Class S Portfolio
  Neuberger Berman Management, Inc.                NB AMT Limited Maturity Bond Portfolio
                                                   NB AMT Regency Portfolio

PBHG Insurance Series Fund                         PBHG Insurance Series Growth II Portfolio
  Pilgrim Baxter & Associates, Ltd.                PBHG Insurance Series Mid Cap Portfolio
                                                   PBHG Insurance Series Small Cap Portfolio
                                                   PBHG Insurance Series Technology & Communications Portfolio

Safeco Resource Series Trust                       Safeco RST Core Equity Portfolio
  Safeco Asset Management Company                  Safeco RST Growth Opportunities Portfolio


T. Rowe Price Equity Series, Inc.                  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Associates, Inc.                   T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.            T. Rowe Price Limited-Term Bond Portfolio
  T. Rowe Price Associates, Inc.


The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all funds are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   The Date of this Prospectus is May 1, 2004

                                TABLE OF CONTENTS

                                                                          Page



SUMMARY OF THE POLICY........................................................ 3
FEE TABLE ..................................................................  4
DEFINITIONS OF TERMS..........................................................6
DIAGRAM OF CONTRACT ......................................................... 7

GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS............ 9
         American United Life Insurance Company(R)........................... 9
         Separate Account....................................................10
         The Funds...........................................................10
         OneAmerica Funds, Inc...............................................10
         AIM Variable Insurance Funds....................................... 10
         Alger American Fund.................................................11
         American Century(R) Variable Portfolios, Inc........................11
         Calvert Variable Series, Inc........................................11
         Dreyfus Variable Investment Fund....................................11
         Dreyfus Investment Portfolios.......................................12
         Fidelity Variable(R) Insurance Products Fund........................12
         Janus Aspen Series..................................................13
         Neuberger Berman Advisers Management Trust..........................13
         PBHG Insurance Series Fund..........................................13
         Safeco Resource Series Trust........................................14
         T. Rowe Price Equity Series, Inc....................................14
         T. Rowe Price Fixed Income Series, Inc..............................15
         Voting Rights.......................................................15

PREMIUM PAYMENTS AND ALLOCATIONS.............................................16
         Applying for a Policy...............................................16
         Right to Examine Period.............................................16
         Premiums............................................................16
         Premium Payments to Prevent Lapse...................................17
         Premium Allocations and Crediting...................................17
         Transfer Privilege..................................................17
         Abusive Trading Practices...........................................18
         Initial Dollar Cost Averaging Program...............................18
         Ongoing Dollar Cost Averaging Program...............................19
         Portfolio Rebalancing Program.......................................19
         Portfolio Optimization Program......................................19

FIXED ACCOUNT................................................................20
         Summary of the Fixed Account........................................20
         Minimum Guaranteed and Current Interest Rates.......................20
         Enhanced Averaging Fixed Account....................................20
         Calculation of the Fixed Account Value..............................20
         Transfers from the Fixed Account....................................21
         Payment Deferral....................................................21

CHARGES AND DEDUCTIONS.......................................................21
         Premium Expense Charges.............................................21
         Monthly Deduction...................................................21
         Mortality and Expense Risk Charge...................................22
         Surrender Charge....................................................22
         Taxes...............................................................22
         Special Uses........................................................22
         Fund Expenses.......................................................22

HOW YOUR ACCOUNT VALUES VARY.................................................23
         Determining the Account Value.......................................23
         Cash Value and Net Cash Value.......................................23

DEATH BENEFIT AND CHANGES IN FACE AMOUNT.....................................24
         Amount of Death Benefit Proceeds....................................24
         Death Benefit Options...............................................24
         Initial Face Amount and Death Benefit Option........................24
         Changes in Death Benefit Option.....................................24
         Changes in Face Amount..............................................24
         Selecting and Changing the Beneficiary..............................25

CASH BENEFITS................................................................25
         Policy Loans........................................................25
         Surrendering the Policy for Net Cash Value..........................26
         Partial Surrenders..................................................26
         Settlement Options..................................................26
         Specialized Uses of the Policy......................................27
         Life Insurance Retirement Plans.....................................27
         Risks of Life Insurance Retirement Plans............................27

OTHER POLICY BENEFITS AND PROVISIONS.........................................28
         Limits on Rights to Contest the Policy..............................28
         Changes in the Policy or Benefits...................................28
         Change of Insured...................................................28
         Exchange for Paid-Up Policy.........................................28
         When Proceeds Are Paid..............................................29
         Dividends...........................................................29
         Reports to Policy Owners............................................29
         Assignment..........................................................29
         Reinstatement.......................................................29
         Rider Benefits......................................................29
TAX CONSIDERATIONS...........................................................31
         Tax Status of the Policy............................................31
         Tax Treatment of Policy Benefits....................................32
         Estate and Generation Skipping Taxes................................33
         Life Insurance Purchased for Use in Split Dollar Arrangements.......34
         Taxation Under Section 403(b) Plans.................................34
         Non-Individual Ownership of Contracts...............................34
         Possible Charge for AUL's Taxes.....................................34
OTHER INFORMATION ABOUT THE POLICIES AND AUL.................................34
         Policy Termination..................................................34
         Resolving Material Conflicts........................................34
         Addition, Deletion or Substitution of Investments...................35
         Sale of the Policies................................................35
         State Regulation....................................................35
         Additional Information..............................................35
         Litigation..........................................................35
         Legal Matters.......................................................35
         Financial Statements................................................35

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS........................36


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data Page of your Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of your Policy) multiplied by the number of Policy Months since the Policy Date. Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

     Contract Benefits. Cash benefits available under a Contract include loans for up to 90% of the Account Value; partial surrenders, provided there is sufficient Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Pollicy Anniversary and any surrender charges.

Death benefits include benefit payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexiblity to change the death benefit option and face amount

     Contract Risks. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, we do not undertake to give you such notice or to take corrective action. We reserve the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

     Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your policy to lapse, endangering insurance coverage. There is no guarantee that your policy will not lapse even if you pay your planned premium. You should review your coverage with your registered representative on a regular basis.

     Withdrawal charges on full surrenders may inhibit your ability to access your cash value. Futhermore, making a withdrawal or taking a loan may change your policy's tax status or generate taxable income. It may also reduce your policy's face amount and/or death benefit, reducing the death benefit proceeds payable to your beneficiary, thus making your policy more susceptible to lapse.

     Portfolio Company Risks. Each Investment Option invests in a corresponding mutual fund portfolio. The value of each portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. You bear the investment risk of any Investment Option that you choose. A comprehensive discussion of the risks of each mutual fund portfolio may be found in the mutual fund's prospectus.

     Purpose of the Policy. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

     Right to Examine Policy and Policy Exchange. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Period." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and Crediting."

     You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

     Owner Inquiries. If you have any questions, you may write or call our Home Office.

                                  FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

                                Transaction Fees
________________________________________________________________________________

Charge                           When Charge is Deducted         Amount Deducted
________________________________________________________________________________

Maximum Surrender Charge         Upon Full Surrender             Maximum of 100% of base coverage target premium(1)

Premium Taxes(2)                 Upon receipt of premium         Maximum of 2.5% of premium

Sales Charge                     Upon receipt of premium         Prior to 5/1/2000: Maximum of 3.5% of Premium
                                                                 After 5/1/2000:    Maximum of 2.5% of Premium

Tranfer Fees                     Upon transfer of accumulated    Maximum $25.00 per transfer in
                                 value between investment        excess of 12 in a policy year(3)
                                 options

(1) 100% of base coverage target premium is a maximum of $50.00 per $1,000 of face amount.

(2) We do not expect to change the premium tax charge unless the rates we pay change or a change in law requires us to do so.

(3) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including mutual fund company fees and expenses.

        Periodic Charges Other Than Mutual Fund Company Operating Expenses
______________________________________________________________________________________________

Charge                          When Charge is Deducted           Amount Deducted
______________________________________________________________________________________________
Cost of Insurance (1)(2)(7)       Monthly beginning on            $0.01 - $83.33 per 1,000 of
                                  contract date                   net amount at risk
Representative COI(3)             Monthly beginning on            $0.11 per 1,000 of net
                                  contract date                   amount at risk

Monthly Administative Charge(4)   Monthly beginning on            $17.50 year 1
                                  contract date                   $10.00 year 2 and thereafter

                                                                  For contracts issued prior to May 1, 2000:
                                                                  $25.00 year 1
                                                                  $10.00 year 2 and thereafter

Mortality and Expense             Monthly beginning on            0.75% years 1-10
 Risk Charge(4)                   contract date                   0.25% year 11 and thereafter


Loan Interest(4)                  Monthly beginning on            6% annual percentage rate
                                  loan date

Optional Benefits(5)

Waiver of Monthly Deduction       Monthly beginning on            19.48% of all contract charges
 Disability (WMDD)(7)             contract date                   based on insured's attained age

Representative WMDD(3)            Monthly beginning on            7.04%
                                  contract date

Last Survivor Rider(6)            No Charge


Portfolio Optimization            No Charge



(1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.

(3)  The  representative   charges  are  that  of  a  male,  age  35,  preferred
non-tobacco.

(4) The charge does not vary based on an individual's characteristics.

(5) Subject to state availability.

(6) This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.

(7) The charge varies based on an individual's characteristics. Consult your Policy for details regarding the actual charges you will pay.

                             Fee Table (Contintued)

        Periodic Charges Other Than Mutual Fund Company Operating Expenses
______________________________________________________________________________________________

Charge                          When Charge is Deducted           Amount Deducted
______________________________________________________________________________________________
Guaranteed Insurability           Monthly beginning on            $0 - $0.19 per 1,000 of chosen
Option (GIO)(7)                   contract date                   increase in face amount

Representative GIO(3)             Monthly beginning on            $0.17 per 1,000 of chosen
                                  contract date                   increase in face amount

Children's Insurance Benefit      Monthly beginning on            $0.83 per unit of coverage
Rider (CIBR)(4)                   contract date

Representative CIBR(3)            Monthly beginning on            $0.83 per unit of coverage
                                  contract date

Other Insured Term Rider          Monthly beginning on            $0.01 - $83.33 per 1,000 of
 (OIR)(7)                         contract date                   of rider face amount

Representative OIR (3)            Monthly beginning on            $0.12 per 1,000 of of rider
                                  contract date                   face amount

Waiver of Premium Disability      Monthly beginning on            $0.01 - $6.55 per 100 of
Benefit Rider (WPD)(7)            contract date                   monthly chosen benefit

Representative WPD(3)             Monthly beginning on            $2.78 per $100 of monthly
                                  contract date                   chosen benefit

Automatic Increase Rider          No Charge

Guaranteed Death Benefit Rider    No Charge

Accelerated Death Benefit Rider   No Charge

Long Term Care Accelerated        Monthly beginning on            2% of premium for single life contracts;
Death Benefit Rider(4)            contract date                   2.5% of premium for joint life contracts


(3)  The  representative   charges  are  that  of  a  male,  age  35,  preferred
non-tobacco.

(4) The charge does not vary based on an individual's characteristics.

(7) The charge varies based on an individual's characteristics. Consult your Policy for details regarding the actual charges you will pay.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Contract. More detail concerning each mutual fund company's fees and expenses is contained in the prospectus for each mutual fund.


Total Annual Mutual Fund Company Operating Expenses     Minimum         Maximum
                                                        -------         -------
(expenses that are deducted from Mutual Fund
assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                 0.29%           1.40%

                              DEFINITIONS OF TERMS

Account Value - The Account Value is the sum of the balances in the Variable Account, the Fixed Account(s), and the Loan Account.

Age - Issue Age means the Insured's age as of the Contract Date. Attained Age means the Issue Age increased by one for each complete Policy Year.


Business Day - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.


Cash Value - The Cash Value is the Account Value less the Surrender Charge.

Contract Date - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

Death Benefit and Death Benefit Proceeds - This Policy has two death benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

Face Amount - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.

Fixed Account - An account which is part of our general account, and is not part of or dependent on the investment performance of the Variable Account.

General Account - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Guarantee Period - The period shown on the Policy Data Page during which the Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.


Home Office - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442.  WWW.AUL.COM.


Insured - The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

Investment Accounts/Investment Options - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

Issue Date - The date the Policy is issued.

Loan Account - A portion of the Account Value which is collateral for loan amounts.


Minimum Insurance Percentage - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.

Modified Endowment - A classification of policies determined under the Internal Revenue Code to be modified endowment contracts which affects the tax status of distributions from the Policy.


Monthiversary - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

Net Cash Value - Cash Value less outstanding loans and loan interest.

Net Premium - The total premium paid reduced by premium expense charges.

Owner - The owner named in the application for a Policy, unless changed.

Partial Surrender - A withdrawal of a portion of the Account Value.

Policy Anniversary - The same date each year as the Contract Date.

Policy Data Page - The Policy Data Page in your Policy, or the supplemental Policy Data Page most recently sent to you by us.

Policy Year - One year from the Contract Date and from each Policy Anniversary.

Portfolio - A separate investment fund in which the Separate Account invests.

Proper Notice - Notice that is received at our Home Office in a form acceptable to us.

Required Premium for the Guarantee Period - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.

Risk Amount - The Death Benefit discounted at a guaranteed interest rate of 3% for one month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the Account Value.

Separate  Account  - AUL  American  Individual  Variable  Life Unit  Trust.  The
Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.



Valuation Date - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.


Valuation Period - A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account - The Separate Account.

Variable Account Value - The Account Value of this Contract that is invested in one or more Investment Accounts.

We - "We", "us" or "our" means AUL.

You - "You" or "your" means the Owner of this Policy.

                               DIAGRAM OF CONTRACT

The diagram on the following pages summarizes the most important features of the
Policy,  such  as  charges,  cash  surrender  benefits,   Death  Benefits,   and
calculation of Cash Values.


                                Premium Payments


You select a payment plan but are not required to pay premium payments according to the plan. You can vary the amount and frequency.

The Policy's minimum initial premium payment depends on the Insured's age, sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

The Owner may make unplanned premium payments, within limits.

Extra premium payments may be necessary to prevent lapse.


                        Deductions from Premium Payments

For state and local premium taxes (2.5% of premium payments).

For contracts issued prior to May 1, 2000: For sales charges (3.5% of each premium paid during the first ten Policy Years; 1.5% of each premium paid thereafter).

For contracts issued after May 1, 2000: For sales charges (2.5% of each premium paid.)


                              Net Premium Payments


You direct the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is not available for new money deposits or transfers; effective May 1, 2004 the T. Rowe Price Mid-Cap Growth Portfolio is not available for new contracts). (See rules and limits on Net Premium payment allocations.)


Each Investment Account invests in a corresponding portfolio of a mutual fund:

   Mutual Fund                                     Investment Account and Corresponding Mutual Fund Portfolio
-----------------------                            ----------------------------------------------------------
OneAmerica Funds, Inc.                             OneAmerica Asset Director Portfolio
                                                   OneAmerica Investment Grade Bond Portfolio
                                                   OneAmerica Money Market Portfolio
                                                   OneAmerica Value Portfolio

AIM Variable Insurance Funds                       AIM V.I. High Yield Fund f/k/a Invesco
                                                      VIF High Yield Fund
                                                   INVESCO VIF-Dynamics Fund
                                                   INVESCO VIF-Financial Services Fund
                                                   INVESCO VIF-Health Sciences Fund
                                                   INVESCO VIF-Utilities Fund

Alger American Fund                                Alger American Growth Portfolio
                                                   Alger American Small Capitalization Portfolio

American Century(R) Variable Portfolios, Inc.      American Century(R) VP Capital Appreciation Portfolio
                                                   American Century(R) VP Income & Growth Portfolio
                                                   American Century(R) VP International Portfolio

Calvert Variable Series, Inc.                      Calvert Social Mid Cap Growth


Dreyfus Variable Investment Fund                   Dreyfus VIF Appreciation

Dreyfus Investment Portfolios                      Dreyfus DIP Technology Growth

Fidelity(R) Variable Insurance Products Fund       Fidelity(R) VIP Asset Manager Portfolio
                                                   Fidelity(R) VIP Contrafund(R) Portfolio
                                                   Fidelity(R) VIP Equity-Income Portfolio
                                                   Fidelity(R) VIP Growth Portfolio
                                                   Fidelity(R) VIP High Income Portfolio
                                                   Fidelity(R) VIP Index 500 Portfolio
                                                   Fidelity(R) VIP Money Market Portfolio
                                                   Fidelity(R) VIP Overseas Portfolio



Janus Aspen Series                                 Janus Aspen Series Flexible Income Portfolio
                                                   Janus Aspen Series Worldwide Growth Portfolio

Neuberger Berman Advisers Management Trust         NB AMT Fasciano Class S Portfolio
                                                   NB AMT Limited Maturity Bond Portfolio
                                                   NB AMT Regency Portfolio

                                       7


                            Net Premium (continued)

Mutual Fund                                     Investment Account and Corresponding Mutual Fund Portfolio
-----------------------                            ----------------------------------------------------------
PBHG Insurance Series Fund                         PBHG Insurance Series Growth II Portfolio
                                                   PBHG Insurance Series Mid Cap Portfolio
                                                   PBHG Insurance Series Small Cap Portfolio
                                                   PBHG Insurance Series Technology & Communications Portfolio

Safeco Resource Series Trust                       Safeco RST Core Equity Portfolio
                                                   Safeco RST Growth Opportunities Portfolio

T. Rowe Price Equity Series, Inc.                  T. Rowe Price Equity Income Portfolio
                                                   T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.            T. Rowe Price Limited-Term Bond Portfolio



Not all funds are available with all contracts.

AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3%. (See rules and limits on transfers from the Fixed Account allocations).

                                   Deductions

                          From Mutual Fund Portfolios

The Investment Advisors of the underlying mutual fund portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from 0.28% to 1.37% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.

                               From Account Value

For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.

For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.

                            From Investment Accounts

Monthly charge at a guaranteed annual rate of 0.75% from the Variable Account Value during the first 10 Policy Years and 0.25% thereafter. This charge is not deducted from the Fixed Account value.


                                  Account Value

Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than 12 transfers are made in a Policy Year.

Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

          Cash Benefits                                            Death Benefits

 Loans may be taken for amounts up to 90% of the              Income tax free to beneficiary.
 Account Value, less loan interest due on the next
 Policy Anniversary and any surrender charges.                Available as lump sum or under a variety of
                                                              settlement options.
 Partial Surrenders generally can be made provided
 there is sufficient remaining Net Cash Value.                For all policies, the minimum Face Amount of $50,000.

 The Policy may be  surrendered  in full at any time          Two death benefit options available:  Option 1, equal to
 for its Net Cash Value. A surrender  charge will             the Face Amount, and Option 2, equal to the Face Amount
 apply  during the first  fifteen Policy Years.               plus Account Value.

                                                              Flexibility to change the death benefit option and
 Settlement options are available.                            Face Amount.

 Loans, Partial Surrenders, and Full Surrenders               Any outstanding loan and loan interest is deducted
 may have adverse tax consequences.                           from the amount payable.

                                                              Supplemental and/or rider benefits may be available.

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2003, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $14,040.8 million and had equity of $1,161.1 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

AUL is subject to regulation by the Department of Insurance of the State of Indiana as well as by the insurance departments of all other states and jurisdictions in which it does business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. The forms for the Policy described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Policies are sold. State specific policy forms may reflect some variances in the provisions outlined in this prospectus.

Separate Account

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment
Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

The Funds

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios is described below.


ONEAMERICA FUNDS, INC.
  (Investment Advisor - American United Life Insurance Company)

OneAmerica Asset Director Portfolio

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond Portfolio

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market Portfolio

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value Portfolio

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



AIM VARIABLE INSURANCE FUNDS
     (Investment  Advisor  -  A I M   Advisor,  Inc.;  Sub-Advisor  for  INVESCO
     portfolios INVESCO Institutional (N.A.), Inc.)

AIM V.I. High Yield Fund (formerly Invesco VIF High Yield Fund)

Seeks a high level of current income. Normally, the fund invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.


INVESCO  VIF Dynamics Fund

Seeking long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The Managers define mid-sized companies that are included in the Russell Mid Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.


INVESCO VIF Financial Services Fund

Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and moneycenters), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.


INVESCO VIF Health Sciences Fund

Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity instruments related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.


INVESCO VIF  Utilities Fund

Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND
  (Investment Advisor - Fred Alger Management, Inc.)

Alger American Growth Portfolio

Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Small Capitalization Portfolio

Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
  (Investment Advisor-American Century(R) Investment Management, Inc.)

American Century(R) VP Capital Appreciation Portfolio

Seeking long term capital growth. The American Century(R)VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

NOTE: The American Century VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on exisiting contracts.

American Century(R) VP Income & Growth Portfolio

Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


American Century(R) VP International Portfolio

Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.
   (Investment Advisor - Calvert Asset Management Corporation)

Calvert Social Mid Cap Growth Portfolio

Seeking long-term capital appreciation. The Calvert Social Mid-Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE  INVESTMENT FUND
     (Investment Advisor - The Dreyfus Corporation Fayez Sarofim & Co., Sub-adviser Dreyfus Variable Investment Fund)

Dreyfus VIF Appreciation Portfolio

Seeking  long-term  capital
growth consistent with the preservation of capital, the Portfolio has a secondary goal of current income. To pursue these goals, the Portfolio invests in the common stocks of blue chip companies having total market values of more than $5 billion at time of purchase. The Portfolio looks primarily for growth companies and generally maintains relatively large positions in the securities it purchases. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



DREYFUS INVESTMENT PORTFOLIOS
     (Investment Advisor - Dreyfus Investments, a division of Dreyfus Service Corporation Dreyfus Investment Portfolios)

Dreyfus DIP Technology Growth Portfolio

Seeking capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING



FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  (Investment Advisor - Fidelity(R) Management & Research Company)

Fidelity(R) VIP Asset Manager(SM)Portfolio

Seeking high total return with reduced risk over the long-term. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP  Contrafund(R) Portfolio

Seeks long-term  capital  appreciation.  Fidelity  Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

Seeks to achieve capital  appreciation.  Fidelity  Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

Seeks a high level of current income, while also considering growth of capital. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP Index 500 Portfolio

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). FMR's principal investment strategies include: Normally investing at least 80% of assets in common stocks included in
                                       12
the S&P 500(R); using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Money MarketPortfolio

Seeking to maintain a stable $1 share price and a high level of current income while preserving capital and liquidity. This Portfolio invests in high-quality, U.S. dollar-denominated money market securities of domestic and foreign issuers. It may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee Dollars) and foreign branches of foreign banks.


Fidelity(R)  VIP  Overseas Portfolio

Seeks  long-term  growth of capital.  Fidelity  Management and Research  Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES
  (Investment Advisor - Janus Capital Management LLC)

Janus Aspen Series Flexible Income Portfolio

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Income Portfolio normally invests at least 80% of its assets in income-producing securities and may have substantial holdings of debt securities rated below investment grade ("junk") bonds. The Portfolio may invest to a lesser degree in common stocks, stock securities or debt securities that are not currently paying dividends or interest. Additionally, this Portfolio may invest without limit in foreign securities, including those of corporate and government issuers.

Janus Aspen Series Worldwide Growth Portfolio

Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. The Portfolio may invest up to 25% of its assets in mortgage and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  (Investment Advisor - Neuberger Berman Management Inc.)

NB AMT Fasciano Portfolio Class S

Seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the portfolio. The portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT Limited Maturity Bond Portfolio

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. The portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT Regency Portfolio

Seeks growth of capital. The portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND
  (Investment Advisor - Pilgrim Baxter & Associates, Ltd.)

PBHG Insurance Series Growth II Portfolio

Seeking capital appreciation. The PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in common stocks andconvertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).

PBHG Insurance Series Mid Cap Portfolio

Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks of medium-sized companies that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the S&P Mid Cap 400's sector weightings.


PBHG Insurance Series Small Cap Portfolio

Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings.


PBHG Insurance Series  Technology &  Communications Portfolio

Seeking  long-term  growth  of  capital.  Current  income is  incidental  to the
Portfolio's goal. The PBHG Insurance Series Technology & Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

SAFECO RESOURCE SERIES TRUST
  (Investment Advisor - Safeco Asset Management Company)

Safeco RST Core Equity Portfolio

Seeking long-term capital growth and reasonable dividend income. The Safeco RST Core Equity Portfolio mainly invests in large cap stocks, the majority of which are considered core holdings where the manager has strong conviction in the three-to-five year earnings per share outlook. The remainder of stocks is special situation issues, which have a specific earnings catalyst for shorter periods of time (i.e., cost cutting, restructuring). Additionally, this Portfolio may invest in fixed-income (bond) securities in accordance with business and financial conditions. It invests primarily in dividend-paying common stocks.

Safeco RST Growth  Opportunities Portfolio

Seeking capital growth. The Safeco RST Growth Opportunities Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.
  (Investment Advisor - T. Rowe Price Associates, Inc.)

T. Rowe Price  Equity  Income Portfolio

Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

T. Rowe Price Mid-Cap Growth Portfolio

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.
  (Investment Advisor - T. Rowe Price Associates, Inc.)

T.Rowe Price Limited-Term Bond Portfolio

Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses, investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of Additional Information for each Fund or Portfolio. The prospectuses for the Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.


AUL has entered into agreements with the Distributors/Advisors of AIM Advisors, Inc., Fred Alger Management, Inc., American Century(R) Variable Portfolios,
Inc., The Dreyfus Corporation Fayez Sarofim, Dreyfus Investments Fidelity(R) Investments, Fidelity(R) Investments, INVESCO Funds Group, Inc., Janus Capital Management LLC, Neuberger Berman Management, Inc., Pilgrim Baxter & Associates, SAFECO Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

Voting Rights

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting  rights   attributable  to  the  Policies  for  which  no  timely  voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.



                        PREMIUM PAYMENTS AND ALLOCATIONS

Applying for a Policy

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-tobacco user and tobacco user basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, you may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

Right to Examine Period

You may cancel your Policy for a refund during your "right to examine" period. This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.

Premiums

The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the planned premium payments you propose to make. Consult your AUL representative for information about the initial premium required for the coverage you desire.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in your Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by us.

The planned premium is the amount for which we will bill you or, in the case of our automatic premium plan (which deducts the planned premium from your checking account), the amount for which we will charge your account. The amount and frequency of the planned premium are shown on the Policy Data Page in your Policy. You may change the amount and the frequency of the planned premium by Proper Notice. We reserve the right to change the planned premium to comply with our rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the Net Premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year when we receive the premium, but we assume no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified Endowment, we will attempt to so notify you upon allocating the premium, but we assume no obligation to do so. In the event that we notify you, consistent with the terms of the notice you may choose whether you want the premium refunded to you. We reserve the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, we will refund the premium, with interest, to you no later than 60 days after the end of the Policy Year in which we receive the premium.

Planned Premiums. When applying for a Policy, you may select a plan for paying level premium payments semi-annually or annually. If you elect, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned, or skip a planned premium entirely. (See, however, "Premium Payments to Prevent Lapse" and "Guarantee Period and Required Premium for the Guarantee Period." Each premium after the initial premium must be at least $50. AUL may increase this minimum 90 days after we send you a written notice of such increase. Subject to the limits described above, you can change the amount and frequency of planned premiums whenever you want by sending Proper Notice to the Home Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.


Premium Payments to Prevent Lapse

Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in your Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:

     Grace Period. The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. A Grace Period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, your Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."

A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

     Guarantee Period and Required Premium for the Guarantee Period. The Guarantee Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.

The Required Premium for the Guarantee Period is shown on the Policy Data Page. If you make changes to the Policy after issue, the Required Premium for subsequent months may change. We will send you notice of the new Required Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.

     After the Guarantee Period. A grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.

Premium Allocations and Crediting

In the Policy application, you specify the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of your allocations must equal 100%, with at least 1% of the Net Premium payment allocated to each account selected by you. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Home Office, by telephone if written authorization is on file with us or by using the Internet. The change will apply to the premium payments received with or after receipt of your notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.

We generally allocate all Net Premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on Net Premiums so allocated. However, we reserve the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs five calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

Transfer Privilege

You may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any
                                       17
time after the "right to examine" period.

There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. Currently, all transfers are free. We reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.

If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

Telephone and Internet Transfers. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us. Transfers initiated via AUL's Internet site, Account Services, AUL.COM, will be processed as a result of authorization given by the user accessing the site. We reserve the right to suspend telephone or internet transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

Market  Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading; however, over time, AUL will develop certain indicators to serve to assist in monitoring the Variable Account for any abusive trading practices.

Furthermore, AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for more details.


Initial Dollar Cost Averaging Program

Under the Initial DCA Program, the Owner selects either a six month Initial DCA Program or a twelve month Initial DCA Program. Once the first premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to Contract Owners at no charge, and the Company reserves the right to terminate, change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to Examine" period. Subsequent transfers will occur at monthly intervals after the date of the initial transfer. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.

Ongoing Dollar Cost Averaging Program

The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

You specify the fixed dollar amount to be transferred automatically from the MMIA. At the time that you elect the Ongoing Dollar Cost Averaging Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

You may elect this Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.

Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under a Ongoing Dollar Cost Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.


Portfolio Rebalancing Program

You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Ongoing Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the Ongoing Dollar Cost Averaging Program.


You may elect this plan at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to us. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when you request any transfer (which includes a loan transaction) or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not
available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

Portfolio Optimization Program

Portfolio Optimization is an asset allocation service we offer for use within this variable life Contract. Asset allocation is the distribution of investments among asset classes and involves decisions about which asset classes should be selected and how much of the total contract value should be allocated to each asset class. The theory of Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long-term.

AUL and Ibbotson Associates, one of the premier firms in designing asset allocation-based investment strategies, developed 5 model portfolios, each comprised of a carefully selected combination of AUL-offered Funds. Portfolio Optimization is a two-step process. First, Ibbotson performs an optimization analysis to determine the break down of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, Ibbotson determines how each investment option (underlying Portfolio) can be used to implement the asset class level allocations. The Portfolios are selected by evaluating the asset classes represented by the Portfolios and combining Portfolios to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Portfolios are selected in a way intended to optimize returns for each model, given a particular level of risk tolerance.

If you select a Portfolio Optimization model, your initial Purchase Payment (in the case of a new application) or

Contract Value, as applicable, will be allocated to the investment options according to the model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model.Generally on an annual basis, AUL and Ibbotson Associates evaluate all the Portfolio Optimization models. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.

You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization.

Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the models are built. Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance. The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.


                                  FIXED ACCOUNT

Summary of the Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

You may allocate some or all of the Net Premiums and transfer some or all of the Variable Account value to the Fixed Account, which is part of our General Account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be 3%). Our General Account supports our insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our General Account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates


The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


Enhanced Averaging Fixed Account

Initial and subsequent premiums in the first Contract Year, and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.

Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposit.

Calculation of the Fixed Account Value

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

Transfers from the Fixed Account

The amount transferred from the Fixed Account in any Policy Year may not exceed 20% of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case we reserve the right to transfer the entire amount.

Payment Deferral

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.


                             CHARGES AND DEDUCTIONS

Premium Expense Charges

     Premium Tax Charge. A 2.5% charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular Owner lives.

     Sales Charge. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is 2.5% of each premium paid.

Monthly Deduction

AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your Contract Date is the date used to determine your Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.

     Cost of Insurance Charge. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, we charge "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.

     Monthly Administrative Charge. The monthly administrative charge is a level monthly charge. For contracts issued after May 1, 2000, the charge is currently $17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

Cost of Additional Benefits Provided by Riders. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

Mortality and Expense Risk Charge

AUL deducts this monthly charge from the Variable Account value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75% of Variable Account value during the first 10 Policy Years, and 0.25% thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

Surrender Charge

During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to 100% of the base coverage target premium for Policy Years 1 through 5, reducing thereafter by 10% annually through Policy Year 15. The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.

Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen Policy Years.

                                 Table of Surrender Charges

                          Policy Year        Percentage of Premium

                               1                     100%
                               2                     100%
                               3                     100%
                               4                     100%
                               5                     100%
                               6                      90%
                               7                      80%
                               8                      70%
                               9                      60%
                              10                      50%
                              11                      40%
                              12                      30%
                              13                      20%
                              14                      10%
                              15                       0%

Taxes

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. We reserve the right, however, to assess a charge for such taxes against the Investment Accounts if we determine that such taxes will be incurred.

Special Uses

We may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.

We will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

Fund Expenses

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                          HOW YOUR ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

Determining the Account Value

On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.

     Variable Account Value. When you allocate an amount to an Investment Account, either by Net Premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

     Accumulation Unit Values. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the Money Market Investment Accounts were initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

     Net Investment Factor. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

     (a) is equal to:

          1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus
          2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus
          3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

     (b) is equal to:

          1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus
          2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

     Fixed Account Value. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

     Loan Account Value. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.


Cash Value and Net Cash Value

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."

                    DEATH BENEFIT AND CHANGES IN FACE AMOUNT

As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.

Amount of Death Benefit Proceeds

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

Death Benefit Options

The Owner may choose one of two Death Benefit options. Under Option 1, the Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."


                     Applicable Percentages of Account Value
Attained Age    Percentage     Attained Age   Percentage    Attained Age   Percentage     Attained Age   Percentage
     0-40            250%           50            185%           60             130%           70             115%
      41             243%           51            178%           61             128%           71             113%
      42             236%           52            171%           62             126%           72             111%
      43             229%           53            164%           63             124%           73             109%
      44             222%           54            157%           64             122%           74             107%
      45             215%           55            150%           65             120%          75-90           105%
      46             209%           56            146%           66             119%           91             104%
      47             203%           57            142%           67             118%           92             103%
      48             197%           58            138%           68             117%           93             102%
      49             191%           59            134%           69             116%           94             101%
                                                                                               95+            100%

Initial Face Amount and Death Benefit Option

The initial Face Amount is set at the time the Policy is issued. You may change the Face Amount from time to time, as discussed below. You select the Death Benefit option when you apply for the Policy. You also may change the Death Benefit option, as discussed below. We reserve the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.

Changes in Death Benefit Option

Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may change the Death Benefit option on your Policy subject to the following rules. If you request a change from Death Benefit Option 2 to Death Benefit Option 1, the Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following our receipt of Proper Notice.

If you request a change from Death Benefit Option 1 to Death Benefit Option 2, the Face Amount will be decreased by the amount of the Account Value on the date of change. We may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following our approval of the change. We will not permit a change which would decrease the Face Amount below $50,000.

Changes in Face Amount

Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may request a change in the Face Amount. If a change in the Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.

The Face Amount after any decrease must be at least $50,000. A decrease in Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If you have made any increases to the Face Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.

Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums." The increase in Face Amount will become effective on the Monthiversary on or next following our approval of the increase.

For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

Selecting and Changing the Beneficiary

You select the beneficiary in your application. You may select more than one beneficiary. You may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

Policy Loans

Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

         1. 90% of the Account Value; less
         2. any loan interest due on the next Policy Anniversary; less
         3. any applicable surrender charges; less
         4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are Paid."

     Interest. AUL will charge interest on any outstanding loan at an annual rate of 6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

     Loan Collateral. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account value and the Fixed Account bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

     Loan Repayment; Effect if Not Repaid. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue

Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

     Effect of Policy Loan. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if your Policy is a Modified Endowment, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Net Cash Value

You may surrender your Policy at any time for its Net Cash Value by submitting Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

Partial Surrenders

You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to us. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If you provide no directions, the Partial Surrender will be deducted from your Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When Proceeds Are Paid."

Settlement Options

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

     Option 1 - Income for a Fixed Period. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.

     Option 2 - Life Annuity. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

     Option 3 - Survivorship Annuity. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year. You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with our consent.


You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with our consent.


If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

     Minimum Amounts. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.

Specialized Uses of the Policy

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

Life Insurance Retirement Plans

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or our obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration; illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0%. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

Risks of Life Insurance Retirement Plans

Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. Upon surrender, the loan will be automatically repaid. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your Policy.

To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity. Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse.

Further, interest on a Policy loan is due to us for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds your basis in the Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability.

You should consult with your financial and tax advisors in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.


                      OTHER POLICY BENEFITS AND PROVISIONS

Limits on Rights to Contest the Policy

     Incontestability. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If you did not request the Face Amount increase or if evidence of insurability was not required, we will not contest the increase.

If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

     Suicide Exclusion. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.

Changes in the Policy or Benefits

     Misstatement of Age or Sex. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of: (1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

     Other Changes. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Executive Vice President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

Change of Insured

While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash Value of the exchanged Policy on the date of the exchange. Exercise of the Change of Insured provision will result in a taxable exchange.

Exchange for Paid-Up Policy

You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

When Proceeds Are Paid

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

Dividends

You will receive any dividends declared by us as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless you request cash payment. We do not anticipate declaring any dividends.

Reports to Policy Owners

At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when you pay premiums (except for premiums deducted automatically), or if you take out a loan, transfer amounts among the Investment Accounts and Fixed Account or take surrenders, you will receive a written confirmation of these transactions.

Assignment

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

Reinstatement

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See your Policy for further information.

Rider Benefits

The following rider benefits are available and may be added to your Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from your Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

    Waiver of Monthly Deduction Disability (WMDD)
    Issue Ages: 0-55

     This  rider  waives  the  Monthly   Deduction  during  a  period  of  total
     disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 or rated higher than Table H.

     Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

    Guaranteed Insurance Option (GIO)
    Issue ages: 0-39 (standard risks only)

     This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.

    Children's Benefit Rider (CBR)
    Issue Ages:     14 Days - 20 Years (Children's ages)

     This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring face amount of the rider's coverage. The Insured must notify Us when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.

    Other Insured Rider (OIR)
    Issue Ages:     0-85 (Other Insured's age)

     The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.

     Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.

    Same Insured Rider (SIR)
    Issue Ages:     0-85

     This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face Amount of the Policy. Only one SIR may be added to the Policy. The SIR face amount may be changed (increases are subject to evidence of insurability). Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.

    Waiver of Premium Disability (WPD)
    Issue Ages:     0-55

     This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.

    Last Survivor Rider (LS)
    Issue Ages:     20-85

     This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

     LS Rider also provides a Policy Split Option, allowing the Policy on two Insureds to be split into two separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.


    Automatic Increase Rider (AIR)
    Issue Ages:     0-55 (standard risks only)

     This rider increases the Insured's base coverage by 5% each year, without evidence of insurability. The 5% increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived. Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option 2.

     AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date 20 years after issue of this rider. There is no charge for AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.

    Guaranteed Minimum Death Benefit Rider (GMDB)

     This rider extends the Guarantee Period as listed on the Policy Data Page. While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum Death Benefit multiplied by the number of Policy months since the Contract Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.

    Accelerated Death Benefit Rider (ABR)

     This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the Last Survivor Rider is issued. There is no charge for ABR. The Accelerated Death Benefit Rider cannot be exercised if Long Term Care Accelerated Death Benefits are paid.

    Long-Term Care Accelerated Death Benefit Rider

     Applicants residing in states that have approved the Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to AUL receiving satisfactory additional evidence of insurability. This rider may be attached along with a Last Survivor Rider. The ADBR is not yet available in all states and the form and/or terms under which it is available may vary from state to state. The ADBR permits the Owner to receive, at his or her request and upon approval by AUL in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") and an additional extended long-term care benefit when one of the following three events occurs:

          1. Confinement to a Long-Term Care Facility. An Insured is determined to be Chronically Ill (as defined below) and has been confined to a Long-Term Care Facility for at least 90 days during a period of 270 consecutive days.

          2. Home Health Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving home health care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

          3. Adult Day Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving adult day care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

     Chronically Ill means that an Insured has been certified (within the preceding 12-month period) by a licensed health care practitioner as (1) being expected to be unable to perform (without substantial assistance from another individual) at least two activities of daily living, including bathing, continence, dressing, eating, toileting, and transferring, during a period of at least 90 days; or (2) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR). A charge for this rider will be deducted from the Account Value as part of the monthly deductions.


     Tax Consequences of the ADBR. Subject to certain limitations, the benefits payable under the ADBR will generally be excludible from income for Federal income tax purposes. See "Tax Considerations."

     Amount of the Accelerated Death Benefit. The ADBR provides for monthly payments subject to a long-term care benefit balance not to exceed the current Policy Death Benefit less any outstanding Policy loans and loan interest, and additional long-term care benefit payments equal to twelve monthly payments. Subject to a maximum monthly benefit of $10,000, the monthly benefits under the ADBR will be the actual cost of long-term care expenses up to a maximum of 1/36th of the Death Benefit for care in a long-term care facility or home health care; or the actual expenses up to a maximum of 1/72nd of the Death Benefit for adult day care.

     Conditions for Receipt of Long-Term Care Accelerated Death Benefit Rider. In order to receive benefits from this rider, the Policy and rider must be in force and an Owner must submit Proper Notice of the claim to us at our Home Office. Proper Notice means notice that is received at our Home Office in a form acceptable to us.

We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of benefits. We will not approve any benefits under the rider for a claim which is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

     Effect on Existing Policy. The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of the payments. If the Owner makes a request for a long-term care accelerated death benefit payment, the Policy's Account Value will be reduced proportionally. Therefore, depending upon the number and amount of payments, this may result in the Account Value being reduced to zero.

Your determination as to how to purchase a desired level of insurance coverage should be based on specific insurance needs. Consult your sales representative for further information.

Additional rules and limits apply to these rider benefits. Not all such benefits may be available at any time, and rider benefits in addition to those listed above may be made available. Please ask your AUL representative for further information, or contact the Home Office.

                               TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

Tax Status of the Policy

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) or one involving joint insureds, there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances, income and gains from the investment account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

     In General. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.


The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

     Modified Endowments. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax advisor to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. However, we do not undertake to provide such notice. The Owner will have 30 days after receiving such notification to request the refund.

Policies  classified as Modified  Endowments  will be subject to the  following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includable in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

     Policy Loan Interest. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax advisor should be consulted before deducting any Policy loan interest.

     Investment in the Policy. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

     Tax Treatment of Long-Term Care Accelerated Death Benefit Rider. It is intended that the Long-Term Care Accelerated Death Benefit Rider benefits provided by this Policy qualify as tax-free benefits under section 7702B(b) and/or section 101(g) of the Internal Revenue Code. Benefit amounts from this Policy plus any per diem long-term care insurance benefits will be includible in income if they exceed the limits set in section 7702B(b).

Charges for this rider may be treated as a taxable distribution from the Policy (and might also be subject to the 10% penalty tax if the Policy is a Modified Endowment Contract as discussed previously). The Long-Term Care Accelerated Death Benefit Rider may be issued in certain States as a "non-qualified" rider; i.e., it would not constitute qualified long-term care insurance under section 7702B(b) of the Code. Tax treatment of non-qualified benefits is uncertain at this time.

The tax comments in this section reflect our understanding of the current federal tax laws as they relate to the Long-Term Care Accelerated Death Benefit Rider. Since these laws are subject to interpretation and change, we recommend you seek individual advice from your tax advisor.

Estate and Generation Skipping Taxes

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.

Life Insurance Purchased for Use in Split Dollar Arrangements

The Internal Revenue Service in Notice 2001-10 (initially released to the public on January 9, 2001 and then officially published in IRB 2005-05 on January 29,
2001) has announced a change in the rules that have governed split-dollar life insurance since 1964. This change is in the form of "interim guidance." Although it cannot be stated with certainty that the inevitable impact of these rules will be severely negative in their effect on split-dollar life insurance, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax advisor to determine the tax treatment resulting from such an arrangement.

Taxation Under Section 403(b) Plans

     Purchase Payments. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, are subject to FICA (social security) taxes.

     Taxation of Distributions. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary), and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

     Required Distributions. At the time of retirement, the Policy must be: (1) transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code and will continue in force, subject to the payment of any required premium, and the provisions of the 403(b) Policy endorsement will no longer apply to the Policy; or (2) surrendered; or (3) distributed.

Non-Individual Ownership of Contracts

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

Possible Charge for AUL's Taxes

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.


                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

Policy Termination

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Face Amount."

Resolving Material Conflicts

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.

In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. We will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

We also reserve the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


Sale of the Policies

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.

Registered representatives may be paid commissions on Policies they sell. Representatives generally will be paid 50% of planned premiums paid in the first year for premiums up to target premium. For planned premiums paid in excess of target premium, registered representatives will also receive 3% of that excess. Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.

State Regulation

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Litigation

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that at present, such litigation is not material to the Owners of the Policies.

Legal Matters

Dechert LLP, Washington, D.C., has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

Financial Statements


Financial statements of AUL and the Variable Account as of December 31, 2003 are included in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                TABLE OF CONTENTS
Description                                                                Page

GENERAL INFORMATION AND HISTORY ..........................................  3

DISTRIBUTION OF CONTRACTS ................................................  3

CUSTODY OF ASSETS ........................................................  3


INDEPENDENT AUDITORS .....................................................  3


FINANCIAL STATEMENTS .....................................................  4

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to us at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.


          The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional
          Information and other information about us and the Contract. Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

          Investment Company Act of 1940 Registration File No. 811-8311

================================================================================

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                       One American Square, P.O. Box 7127
                           Indianapolis, Indiana 46282


                                   PROSPECTUS

                               Dated: May 1, 2004

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     Sold By


                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)
                       One American Square, P.O. Box 7127
                           Indianapolis, Indiana 46282
                          1-800-837-6442 - www.aul.com

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies, dated May 1, 2004.

          A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page

GENERAL INFORMATION AND HISTORY ...............................................................  3

DISTRIBUTION OF CONTRACTS .....................................................................  3

CUSTODY OF ASSETS .............................................................................  3


INDEPENDENT AUDITORS ..........................................................................  3


FINANCIAL STATEMENTS ..........................................................................  4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica   Securities  serves  as  the  Principal   Underwriter   without
compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

                              INDEPENDENT AUDITORS


     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2003 and 2002 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2003 are included in this Statement of Additional Information.

A Message
From
The President of
American United Life Insurance Company


To Participants in AUL American Individual Variable Life Unit Trust

Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

R.  Stephen  Radcliffe  President  of  American  United  Life
Insurance Company Indianapolis, Indiana February 8, 2004

Report of Independent Auditors





The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2003, the results of its operations, changes in its net assets and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
January 30, 2003, except for
Note 7, as to which the date is
March 25, 2004

      AUL American Individual Variable Life Unit Trust
          STATEMENTS OF NET ASSETS
      December 31, 2003



                                     OneAmerica Funds                                           Fidelity
                                                                Investment                         VIP            VIP
                                   Value        Money Market    Grade Bond    Asset Director   High Income       Growth


Assets:
Investments at value              $ 4,531,370    $ 3,722,140     $ 3,419,768    $ 5,392,977       $ 866,613     $ 5,106,805
Net assets                        $ 4,531,370    $ 3,722,140     $ 3,419,768    $ 5,392,977       $ 866,613     $ 5,106,805

Units outstanding                     569,290      3,079,892         485,143        679,730         196,401         900,015
Accumulation unit value                $ 7.96         $ 1.21          $ 7.05         $ 7.93          $ 4.41          $ 5.67






                                  Fidelity
                                    VIP             VIP            VIP             VIP             VIP            VIP
                                  Overseas     Asset Manager    Index 500     Equity-Income    Contrafund    Money Market


Assets:
Investments at value                $ 675,908    $ 2,086,103     $ 8,809,027    $ 2,812,860     $ 5,678,646     $ 2,038,076
Net assets                          $ 675,908    $ 2,086,103     $ 8,809,027    $ 2,812,860     $ 5,678,646     $ 2,038,076

Units outstanding                     135,230        354,559       1,644,322        472,099         835,952       1,644,420
Accumulation unit value                $ 5.00         $ 5.88          $ 5.36         $ 5.96          $ 6.79          $ 1.24


      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF NET ASSETS (continued)
      December 31, 2003



                                     American Century                             Alger                        T. Rowe Price
                                 VP Capital         VP          VP Income       American       American Small
                                Appreciation    International    & Growth         Growth       Capitalization  Equity Income


Assets:
Investments at value                 $ 22,618    $ 1,049,004     $ 1,251,189    $ 7,554,214     $ 1,013,646     $ 4,683,814
Net assets                           $ 22,618    $ 1,049,004     $ 1,251,189    $ 7,554,214     $ 1,013,646     $ 4,683,814

Units outstanding                       4,058        220,793         265,796      1,316,616         360,763         717,693
Accumulation unit value                $ 5.57         $ 4.75          $ 4.71         $ 5.74          $ 2.81          $ 6.53






                                T. Rowe Price                     Janus                          Safeco
                                Limited-Term      Mid-Cap       Worldwide       Flexible        RST Core       RST Growth
                                    Bond           Growth         Growth          Income         Equity      Opportunities


Assets:
Investments at value              $ 1,710,430    $ 1,844,111     $ 3,971,675    $ 1,918,506       $ 447,545     $ 1,471,857
Net assets                        $ 1,710,430    $ 1,844,111     $ 3,971,675    $ 1,918,506       $ 447,545     $ 1,471,857

Units outstanding                     265,571        338,399         868,981        284,844         121,487         256,918
Accumulation unit value                $ 6.44         $ 5.45          $ 4.57         $ 6.74          $ 3.68          $ 5.73


      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF NET ASSETS (continued)
      December 31, 2003



                                   PBHG Insurance Series                                         INVESCO
                                                Technology &     Mid-Cap                                        Financial
                                 Growth II     Communication       Value        Small Cap       Dynamics        Services


Assets:
Investments at value                $ 307,366      $ 651,599        $ 31,039        $ 5,972        $ 65,280       $ 188,595
Net assets                          $ 307,366      $ 651,599        $ 31,039        $ 5,972        $ 65,280       $ 188,595

Units outstanding                     149,414        759,125           4,753            892          13,975          34,330
Accumulation unit value                $ 2.06         $ 0.86          $ 6.53         $ 6.70          $ 4.67          $ 5.49






                                  INVESCO                                           Neuberger/Berger
                                   Health                                      AMT Fasciano                   AMT Limited
                                  Sciences         Utilities    High Yield       Class S       AMT Regency   Maturity Bond


Assets:
Investments at value                $ 253,535       $ 91,952       $ 132,681       $ 16,932        $ 16,357         $ 3,050
Net assets                          $ 253,535       $ 91,952       $ 132,681       $ 16,932        $ 16,357         $ 3,050

Units outstanding                      52,970         22,583          23,006          2,686           2,494             604
Accumulation unit value                $ 4.79         $ 4.07          $ 5.77         $ 6.30          $ 6.56          $ 5.05


(This page is intentionally blank.)

       AUL American Individual Variable Life Unit Trust
           STATEMENTS OF OPERATIONS
     For the year ended December 31, 2003



                                                      OneAmerica Funds                          Fidelity
                                                                 Investment                       VIP            VIP
                                     Value       Money Market    Grade Bond   Asset Director  High Income       Growth

Investment income:
Dividend income                        $ 33,972       $ 25,689      $ 146,313       $ 82,594       $ 40,593       $ 10,616
Net investment income                    33,972         25,689        146,313         82,594         40,593         10,616

Gain (loss) on investments:
Net realized gain (loss)                 (1,260)             -         17,113         (2,888)       (41,836)      (468,016)
Realized gain distributions                   -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)           1,095,500              -        (11,253)       919,027        159,915      1,663,881
Net gain (loss)                       1,094,240              -          5,860        916,139        118,079      1,195,865

Increase (decrease)  in
net assets for operations           $1,128,212        $ 25,689      $ 152,173      $ 998,733      $ 158,672    $ 1,206,481





                                    Fidelity
                                      VIP            VIP            VIP            VIP            VIP            VIP
                                    Overseas    Asset Manager    Index 500    Equity-Income   Contrafund     Money Market
Investment income:
Dividend income                         $ 3,490       $ 56,191      $ 100,278       $ 36,756       $ 17,338       $ 14,316
Net investment income                     3,490         56,191        100,278         36,756         17,338         14,316

Gain (loss) on investments:
Net realized gain (loss)                133,016        (50,372)      (513,566)       (57,887)      (101,387)             -
Realized gain distributions                   -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)              88,164        281,564      2,234,883        632,323      1,236,098              -
Net gain (loss)                         221,180        231,192      1,721,317        574,436      1,134,711              -

Increase (decrease)  in
net assets from operations            $ 224,670       $ 287,383    $ 1,821,595      $ 611,192    $ 1,152,049       $ 14,316


       AUL American Individual Variable Life Unit Trust
             STATEMENTS OF OPERATIONS (continued)
     For the year ended December 31, 2003



                                               American Century                   Alger                     T. Rowe Price
                                   VP Capital         VP         VP Income       American    American Small
                                  Appreciation   International    & Growth        Growth     Capitalization Equity Income

Investment income:
Dividend income                             $ -        $ 4,944        $ 9,538            $ -            $ -       $ 61,157
Net investment income                         -          4,944          9,538              -              -         61,157

Gain (loss) on investments:
Net realized gain (loss)                   (157)       (52,639)       (31,533)      (969,946)       (16,311)       (40,908)
Realized gain distributions                   -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)               3,940        247,726        268,216      2,834,666        260,007        833,848
Net gain (loss)                           3,783        195,087        236,683      1,864,720        243,696        792,940

Increase (decrease)  in
net assets from operations              $ 3,783       $ 200,031      $ 246,221    $ 1,864,720      $ 243,696      $ 854,097





                                 T. Rowe Price                     Janus                         Safeco
                                  Limited-Term     Mid-Cap       Worldwide       Flexible       RST Core      RST Growth
                                      Bond          Growth         Growth         Income         Equity     Opportunities
Investment income:
Dividend income                        $ 54,032            $ -       $ 35,853       $ 90,714        $ 3,911            $ -
Net investment income                    54,032              -         35,853         90,714          3,911              -

Gain (loss) on investments:
Net realized gain (loss)                  1,898         (6,536)      (195,535)        23,925        (37,036)       (84,602)
Realized gain distributions               3,261              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)              (4,693)       424,594        894,580        (16,492)       111,957        496,446
Net gain (loss)                             466        418,058        699,045          7,433         74,921        411,844

Increase (decrease)  in
net assets from operations             $ 54,498      $ 418,058      $ 734,898       $ 98,147       $ 78,832      $ 411,844



      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF OPERATIONS (continued)
    For the year ended December 31, 2003


                                    PBHG Insurance Series                                       INVESCO
                                                Technology &     Mid-Cap                                       Financial
                                  Growth II    Communication      Value         Small Cap       Dynamics       Services
                                                              For the period  For the period
                                                              from 05/01/03   from 05/01/03
                                                              (commencement)  (commencement)
                                                               to 12/31/03     to 12/31/03

Investment income:
Dividend income                           $ -             $ -            $ -             $ -            $ -        $ 1,032
Net investment income                       -               -              -               -              -          1,032

Gain (loss) on investments:
Net realized gain (loss)              (27,446)        (35,795)         1,928               5          2,053         (1,701)
Realized gain distributions                 -               -              -               -              -              -
Net change in unrealized
appreciation (depreciation)            82,899         214,318          2,355             343          6,980         36,574
Net gain (loss)                        55,453         178,523          4,283             348          9,033         34,873

Increase (decrease)  in
net assets from operations            $ 55,453       $ 178,523        $ 4,283           $ 348        $ 9,033       $ 35,905


                                   INVESCO                                          Neuberger/Berman
                                    Health                                    AMT Fasciano                  AMT Limited
                                   Science         Utilities    High Yield       Class S      AMT Regency    Maturity Bond
                                                                              For the period For the period  For the period
                                                                              from 05/01/03  from 05/01/03   from 05/01/03
                                                                              (commencement) (commencement)  (commencement)
                                                                               to 12/31/03    to 12/31/03     to 12/31/03
Investment income:
Dividend income                           $ -         $ 1,662        $ 9,110             $ 1            $ -           $ 87
Net investment income                       -           1,662          9,110               1              -             87

Gain (loss) on investments:
Net realized gain (loss)              (13,555)            606         21,168              66             23             (6)
Realized gain distributions                 -               -              -               -              -              -
Net change in unrealized
appreciation (depreciation)            60,903           8,723             (5)            391            873            (64)
Net gain (loss)                        47,348           9,329         21,163             457            896            (70)

Increase (decrease)  in
net assets from operations           $ 47,348         $ 10,991       $ 30,273           $ 458          $ 896           $ 17


(This page is intentionally blank)

         AUL American Individual Variable Life Unit Trust
        STATEMENTS OF CHANGES IN NET ASSETS



                                           OneAmerica Funds
                                         Value                             Money Market              Investment Grade Bond

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)               $ 33,972       $ 25,794       $ 25,689       $ 35,624      $ 146,313      $ 123,963
Net realized gain (loss)                     (1,260)        14,235              -              -         17,113         25,968
Realized gain distributions                       -         67,800              -              -              -          2,497
Net change in unrealized
appreciation (depreciation)               1,095,500       (268,742)             -              -        (11,253)         6,436

Increase (decrease) in
net assets from operations                1,128,212       (160,913)        25,689         35,624        152,173        158,864


Contract owner transactions:
  Proceeds from units sold                2,217,895      2,057,493      6,851,692      8,642,575      1,884,935      2,785,753
  Cost of units redeemed                   (797,961)      (341,010)    (7,434,107)    (6,352,498)    (1,391,642)      (931,436)
  Account charges                          (259,666)      (173,278)      (354,310)      (262,454)      (197,383)      (135,256)
    Increase (decrease)                   1,160,268      1,543,205       (936,725)     2,027,623        295,910      1,719,061
Net increase (decrease)                   2,288,480      1,382,292       (911,036)     2,063,247        448,083      1,877,924
Net assets, beginning                     2,242,890        860,598      4,633,176      2,569,929      2,971,685      1,093,761
Net assets, ending                      $ 4,531,370    $ 2,242,890    $ 3,722,140    $ 4,633,176    $ 3,419,768    $ 2,971,685

Units sold                                  350,403        331,390      5,688,213      7,230,390        274,707        432,134
Units redeemed                             (165,663)       (84,110)    (6,465,850)    (5,538,527)      (231,611)      (165,642)
Net increase (decrease)                     184,740        247,280       (777,637)     1,691,863         43,096        266,492
Units outstanding, beginning                384,550        137,270      3,857,529      2,165,666        442,047        175,555
Units outstanding, ending                   569,290        384,550      3,079,892      3,857,529        485,143        442,047


         AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                           OneAmerica Funds                             Fidelity
                                           Asset Director                       VIP High Income          VIP Growth

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)               $ 82,594       $ 61,123       $ 40,593       $ 43,583       $ 10,616       $ 10,250
Net realized gain (loss)                     (2,888)         1,585        (41,836)       (95,360)      (468,016)      (859,238)
Realized gain distributions                       -         51,546              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 919,027       (175,872)       159,915         68,324      1,663,881       (600,928)

Increase (decrease) in
net assets from operations                  998,733        (61,618)       158,672         16,547      1,206,481     (1,449,916)


Contract owner transactions:
  Proceeds from units sold                3,122,441      2,220,321        499,330        272,980      1,449,979      1,913,695
  Cost of units redeemed                   (938,553)      (393,824)      (229,453)      (150,072)      (607,573)    (1,448,505)
  Account charges                          (286,865)      (156,704)       (54,911)       (45,745)      (413,834)      (423,372)
    Increase (decrease)                   1,897,023      1,669,793        214,966         77,163        428,572         41,818
Net increase (decrease)                   2,895,756      1,608,175        373,638         93,710      1,635,053     (1,408,098)
Net assets, beginning                     2,497,221        889,046        492,975        399,265      3,471,752      4,879,850
Net assets, ending                      $ 5,392,977    $ 2,497,221      $ 866,613      $ 492,975    $ 5,106,805    $ 3,471,752

Units sold                                  460,775        351,540        126,563         82,481        306,301        380,228
Units redeemed                             (182,301)       (89,489)       (72,353)       (59,418)      (219,009)      (366,064)
Net increase (decrease)                     278,474        262,051         54,210         23,063         87,292         14,164
Units outstanding, beginning                401,256        139,205        142,191        119,128        812,723        798,559
Units outstanding, ending                   679,730        401,256        196,401        142,191        900,015        812,723


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        Fidelity
                                      VIP Overseas                       VIP Asset Manager        VIP Index 500

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)                $ 3,490        $ 3,780       $ 56,191       $ 58,749      $ 100,278       $ 73,976
Net realized gain (loss)                    133,016        (71,100)       (50,372)      (170,646)      (513,566)      (499,004)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                  88,164        (8,291)       281,564        (33,495)     2,234,883     (1,124,490)

Increase (decrease) in
net assets from operations                  224,670        (75,611)       287,383       (145,392)     1,821,595     (1,549,518)


Contract owner transactions:
  Proceeds from units sold                2,611,041      2,850,629        670,414        654,203      2,445,270      4,128,921
  Cost of units redeemed                 (2,504,691)    (2,864,106)      (207,283)      (505,182)    (1,183,628)    (1,779,252)
  Account charges                           (35,331)       (36,973)      (135,215)      (120,560)      (571,205)      (565,961)
    Increase (decrease)                      71,019        (50,450)       327,916         28,461        690,437      1,783,708
Net increase (decrease)                     295,689       (126,061)       615,299       (116,931)     2,512,032        234,190
Net assets, beginning                       380,219        506,280      1,470,804      1,587,735      6,296,995      6,062,805
Net assets, ending                        $ 675,908      $ 380,219    $ 2,086,103    $ 1,470,804    $ 8,809,027    $ 6,296,995

Units sold                                  704,426        737,427        124,314        129,942        529,835        882,949
Units redeemed                             (678,257)      (744,227)       (64,676)      (125,526)      (394,815)      (504,034)
Net increase (decrease)                      26,169         (6,800)        59,638          4,416        135,020        378,915
Units outstanding, beginning                109,061        115,861        294,921        290,505      1,509,302      1,130,387
Units outstanding, ending                   135,230        109,061        354,559        294,921      1,644,322      1,509,302


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        Fidelity
                                           VIP Equity-Income              VIP Contrafund               VIP Money Market

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)               $ 36,756       $ 32,198       $ 17,338       $ 27,271       $ 14,316       $ 15,423
Net realized gain (loss)                    (57,887)      (104,578)      (101,387)      (204,173)             -              -
Realized gain distributions                       -         43,824              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 632,323      (355,237)     1,236,098       (156,898)             -              -

Increase (decrease) in
net assets from operations                  611,192       (383,793)     1,152,049       (333,800)        14,316         15,423


Contract owner transactions:
  Proceeds from units sold                  727,998      1,045,283      2,084,700      1,782,957      3,914,743      4,272,729
  Cost of units redeemed                   (298,761)      (528,656)      (591,445)    (1,039,016)    (3,445,951)    (3,377,099)
  Account charges                          (163,132)      (161,146)      (371,774)      (339,109)      (116,494)       (79,907)
    Increase (decrease)                     266,105        355,481      1,121,481        404,832        352,298        815,723
Net increase (decrease)                     877,297        (28,312)     2,273,530         71,032        366,614        831,146
Net assets, beginning                     1,935,563      1,963,875      3,405,116      3,334,084      1,671,462        840,316
Net assets, ending                      $ 2,812,860    $ 1,935,563    $ 5,678,646    $ 3,405,116    $ 2,038,076    $ 1,671,462

Units sold                                  145,405        207,703        360,595        317,525      3,173,974      3,507,127
Units redeemed                              (96,695)      (141,092)      (168,557)      (245,180)    (2,893,097)    (2,839,952)
Net increase (decrease)                      48,710         66,611        192,038         72,345        280,877        667,175
Units outstanding, beginning                423,389        356,778        643,914        571,569      1,363,543        696,368
Units outstanding, ending                   472,099        423,389        835,952        643,914      1,644,420      1,363,543


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                         American Century
                                        VP Capital Appreciation          VP International              VP Income & Growth

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -        $ 4,944        $ 5,132        $ 9,538        $ 6,401
Net realized gain (loss)                       (157)          (337)       (52,639)      (284,769)       (31,533)       (58,363)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                   3,940        (4,015)       247,726        117,124        268,216        (89,035)

Increase (decrease) in
net assets from operations                    3,783         (4,352)       200,031       (162,513)       246,221       (140,997)


Contract owner transactions:
  Proceeds from units sold                    1,700          5,002        354,645        539,716        525,254        352,552
  Cost of units redeemed                         (4)          (959)       (86,692)      (355,226)       (82,412)      (162,956)
  Account charges                              (696)          (716)       (56,155)       (68,578)       (71,507)       (78,053)
    Increase (decrease)                       1,000          3,327        211,798        115,912        371,335        111,543
Net increase (decrease)                       4,783         (1,025)       411,829        (46,601)       617,556        (29,454)
Net assets, beginning                        17,835         18,860        637,175        683,776        633,633        663,087
Net assets, ending                         $ 22,618       $ 17,835    $ 1,049,004      $ 637,175    $ 1,251,189      $ 633,633

Units sold                                      345            944         89,699        129,099        130,444         88,816
Units redeemed                                 (141)          (302)       (35,882)      (104,815)       (38,763)       (61,615)
Net increase (decrease)                         204            642         53,817         24,284         91,681         27,201
Units outstanding, beginning                  3,854          3,212        166,976        142,692        174,115        146,914
Units outstanding, ending                     4,058          3,854        220,793        166,976        265,796        174,115


         AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                Alger                                    T. Rowe Price
                                            American Growth        American Small Capitalization         Equity Income

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)                    $ -        $ 2,458            $ -            $ -       $ 61,157       $ 43,731
Net realized gain (loss)                   (969,946)      (980,177)       (16,311)      (109,329)       (40,908)       (47,630)
Realized gain distributions                       -              -              -              -              -          2,562
Net change in unrealized
appreciation (depreciation                2,834,666     (1,508,604)       260,007        (22,790)       833,848       (379,470)

Increase (decrease) in
net assets from operations                 1,864,720     (2,486,323)       243,696       (132,119)       854,097       (380,807)


Contract owner transactions:
  Proceeds from units sold                1,017,268      2,679,108        543,100        505,057      2,187,876      1,816,932
  Cost of units redeemed                    (18,956)    (1,507,868)      (148,293)      (289,070)      (803,184)      (511,691)
  Account charges                          (558,893)      (600,039)       (50,773)       (48,757)      (289,679)      (241,724)
    Increase (decrease)                     439,419        571,201        344,034        167,230      1,095,013      1,063,517
Net increase (decrease)                   2,304,139     (1,915,122)       587,730         35,111      1,949,110        682,710
Net assets, beginning                     5,250,075      7,165,197        425,916        390,805      2,734,704      2,051,994
Net assets, ending                      $ 7,554,214    $ 5,250,075    $ 1,013,646      $ 425,916    $ 4,683,814    $ 2,734,704

Units sold                                  455,881        528,200        232,233        222,497        390,072        321,599
Units redeemed                             (375,993)      (422,513)       (87,232)      (152,797)      (198,267)      (138,518)
Net increase (decrease)                      79,888        105,687        145,001         69,700        191,805        183,081
Units outstanding, beginning              1,236,728      1,131,041        215,762        146,062        525,888        342,807
Units outstanding, ending                 1,316,616      1,236,728        360,763        215,762        717,693        525,888


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                             T. Rowe Price                                            Janus
                                           Limited-Term Bond              Mid-Cap Growth                Worldwide Growth

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)               $ 54,032       $ 23,368            $ -            $ -       $ 35,853       $ 28,072
Net realized gain (loss)                      1,898         (4,197)        (6,536)        (8,432)      (195,535)      (368,430)
Realized gain distributions                   3,261              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                  (4,693)        10,047        424,594       (144,896)       894,580       (533,015)

Increase (decrease) in
net assets from operations                   54,498         29,218        418,058       (153,328)       734,898       (873,373)


Contract owner transactions:
  Proceeds from units sold                1,072,315      1,123,107        878,355        690,338      1,188,424      1,560,619
  Cost of units redeemed                   (187,706)      (573,438)      (213,686)      (102,372)      (360,178)      (752,608)
  Account charges                           (63,849)       (34,510)       (97,154)       (62,610)      (296,445)      (324,704)
    Increase (decrease)                     820,760        515,159        567,515        525,356        531,801        483,307
Net increase (decrease)                     875,258        544,377        985,573        372,028      1,266,699       (390,066)
Net assets, beginning                       835,172        290,795        858,538        486,510      2,704,976      3,095,042
Net assets, ending                      $ 1,710,430      $ 835,172    $ 1,844,111      $ 858,538    $ 3,971,675    $ 2,704,976

Units sold                                  169,727        187,001        191,487        158,980        305,105        368,429
Units redeemed                              (39,820)      (100,951)       (71,105)       (38,257)      (169,853)      (260,223)
Net increase (decrease)                     129,907         86,050        120,382        120,723        135,252        108,206
Units outstanding, beginning                135,664         49,614        218,017         97,294        733,729        625,523
Units outstanding, ending                   265,571        135,664        338,399        218,017        868,981        733,729


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         Janus                         Safeco
                                            Flexible Income               RST Core Equity           RST Growth Opportunities

                                          Year           Year           Year           Year           Year       Year
                                         ended          ended          ended          ended           ended      ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003       12/31/2002

Increase in net assets from operations:
Net investment income (loss)               $ 90,714       $ 48,780        $ 3,911        $ 3,692            $ -            $ -
Net realized gain (loss)                     23,925         11,911        (37,036)      (116,603)       (84,602)       (60,824)
Realized gain distributions                       -              -              -              -              -          3,481
Net change in unrealized
appreciation (depreciation)                 (16,492)        35,930        111,957         (9,289)       496,446       (368,862)

Increase (decrease) in
net assets from operations                   98,147         96,621         78,832       (122,200)       411,844       (426,205)


Contract owner transactions:
  Proceeds from units sold                1,441,002        867,736        187,077        204,017        531,767        686,259
  Cost of units redeemed                   (774,409)      (237,268)       (74,382)      (236,834)      (209,973)      (273,232)
  Account charges                          (113,647)       (75,131)       (36,477)       (42,562)       (95,743)       (98,741)
    Increase (decrease)                     552,946        555,337         76,218        (75,379)       226,051        314,286
Net increase (decrease)                     651,093        651,958        155,050       (197,579)       637,895       (111,919)
Net assets, beginning                     1,267,413        615,455        292,495        490,074        833,962        945,881
Net assets, ending                      $ 1,918,506    $ 1,267,413      $ 447,545      $ 292,495    $ 1,471,857      $ 833,962

Units sold                                  220,443        144,468         55,347         63,553        117,538        136,799
Units redeemed                             (135,867)       (51,607)       (32,923)       (87,472)       (68,784)       (75,735)
Net increase (decrease)                      84,576         92,861         22,424        (23,919)        48,754         61,064
Units outstanding, beginning                200,268        107,407         99,063        122,982        208,164        147,100
Units outstanding, ending                   284,844        200,268        121,487         99,063        256,918        208,164


         AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         PBHG Insurance Series
                                       Growth II                   Technology & Communication     Mid-Cap Value    Small Cap
                                                                                                  For the period For the period
                                          Year           Year           Year           Year       from 05/01/03  from 05/01/03
                                         ended          ended          ended          ended       (commencement) (commencement)
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002    to 12/31/2003  to 12/31/2003

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -            $ -            $ -             $ -            $ -
Net realized gain (loss)                    (27,446)       (97,574)       (35,795)      (618,602)          1,928              5
Realized gain distributions                       -              -              -              -               -              -
Net change in unrealized
appreciation (depreciation)                   82,899         7,682        214,318        267,952           2,355            343

Increase (decrease) in
net assets from operations                    55,453        (89,892)       178,523       (350,650)          4,283            348


Contract owner transactions:
  Proceeds from units sold                  145,774        177,993        266,819        359,708          54,803          5,771
  Cost of units redeemed                    (64,233)      (137,392)       (80,598)      (165,206)        (26,833)             -
  Account charges                           (20,443)       (30,812)       (56,833)       (62,758)         (1,214)          (147)
    Increase (decrease)                      61,098          9,789        129,388        131,744          26,756          5,624
Net increase (decrease)                     116,551        (80,103)       307,911       (218,906)         31,039          5,972
Net assets, beginning                       190,815        270,918        343,688        562,594               -              -
Net assets, ending                        $ 307,366      $ 190,815      $ 651,599      $ 343,688        $ 31,039        $ 5,972

Units sold                                   81,475         91,749        375,479        427,645           9,518            915
Units redeemed                              (48,658)       (90,339)      (198,997)      (283,341)         (4,765)           (23)
Net increase (decrease)                      32,817          1,410        176,482        144,304           4,753            892
Units outstanding, beginning                116,597        115,187        582,643        438,339               -              -
Units outstanding, ending                   149,414        116,597        759,125        582,643           4,753            892


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        INVESCO
                                         Dynamics                          Financial Services             Health Science

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -        $ 1,032          $ 146            $ -            $ -
Net realized gain (loss)                      2,053         (5,954)        (1,701)          (663)       (13,555)        (5,375)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciations)                  6,980         1,025         36,574         (9,310)        60,903        (24,460)

Increase (decrease) in
net assets from operations                    9,033         (4,929)        35,905         (9,827)        47,348        (29,835)


Contract owner transactions:
  Proceeds from units sold                   66,889         44,608         94,819         66,590        182,959        194,130
  Cost of units redeemed                    (16,515)       (24,651)       (11,452)        (5,506)       (84,568)       (53,559)
  Account charges                            (3,711)        (6,034)       (10,319)        (7,398)       (21,210)       (16,688)
    Increase (decrease)                      46,663         13,923         73,048         53,686         77,181        123,883
Net increase (decrease)                      55,696          8,994        108,953         43,859        124,529         94,048
Net assets, beginning                         9,584            590         79,642         35,783        129,006         34,958
Net assets, ending                         $ 65,280        $ 9,584      $ 188,595       $ 79,642      $ 253,535      $ 129,006

Units sold                                   16,318         11,384         20,414         14,574         44,778         43,531
Units redeemed                               (5,180)        (8,664)        (4,858)        (2,922)       (26,154)       (16,144)
Net increase (decrease)                      11,138          2,720         15,556         11,652         18,624         27,387
Units outstanding, beginning                  2,837            117         18,774          7,122         34,346          6,959
Units outstanding, ending                    13,975          2,837         34,330         18,774         52,970         34,346


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        INVESCO                                                         Neuberger/Berman
                                        Utilities                            High Yield        AMT Fasciano Class S     AMTSRegency
                                                                                                  For the period      For the period
                                          Year           Year           Year           Year       from 05/01/03        from 05/01/03
                                         ended          ended          ended          ended       (commencement)      (commencement)
                                       12/31/2003     12/31/2002     12/31/2003     12/31/2002    to 12/31/2003        to 12/31/2003

Increase in net assets from operations:
Net investment income (loss)                $ 1,662          $ 478        $ 9,110        $ 2,303             $ 1            $ -
Net realized gain (loss)                        606         (1,687)        21,168         (1,346)             66             23
Realized gain distributions                       -              -              -              -               -              -
Net change in unrealized
appreciation (depreciation)                   8,723         1,884             (5)         4,461             391            873

Increase (decrease) in
net assets from operations                   10,991            675         30,273          5,418             458            896


Contract owner transactions:
  Proceeds from units sold                   59,350         45,395        124,673         98,465          19,570         19,780
  Cost of units redeemed                    (12,496)        (9,484)       (97,942)       (20,158)         (3,003)        (4,137)
  Account charges                            (2,814)        (1,186)        (6,954)        (2,126)            (93)          (182)
    Increase (decrease)                      44,040         34,725         19,777         76,181          16,474         15,461
Net increase (decrease)                      55,031         35,400         50,050         81,599          16,932         16,357
Net assets, beginning                        36,921          1,521         82,631          1,032               -              -
Net assets, ending                         $ 91,952       $ 36,921      $ 132,681       $ 82,631        $ 16,932       $ 16,357

Units sold                                   16,194         13,587         24,951         23,874           3,239          3,243
Units redeemed                               (4,280)        (3,260)       (20,639)        (5,410)           (553)          (749)
Net increase (decrease)                      11,914         10,327          4,312         18,464           2,686          2,494
Units outstanding, beginning                 10,669            342         18,694            230               -              -
Units outstanding, ending                    22,583         10,669         23,006         18,694           2,686          2,494


    AUL American Individual Variable Life Unit Trust
            STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                       Neuberger/Berman
                                          AMT Limited Maturity Bond
                                        For the period
                                        from 05/01/03
                                        (commencement)
                                        to 12/31/2003
Increase in net assets from operations:
Net investment income (loss)                         $ 87
Net realized gain (loss)                               (6)
Realized gain distributions                             -
Net change in unrealized appreciation (depreciation)  (64)

Increase (decrease) in net assets from operations      17


Contract owner transactions:
  Proceeds from units sold                          3,331
  Cost of units redeemed                                -
  Account charges                                    (298)
    Increase (decrease)                             3,033
Net increase (decrease)                             3,050
Net assets, beginning                                   -
Net assets, ending                                $ 3,050

Units sold                                            663
Units redeemed                                        (59)
Net increase (decrease)                               604
Units outstanding, beginning                            -
Units outstanding, ending                             604


                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds) formerly known as AUL American Series Fund, Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), Safeco Resources Series Trust (Safeco), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO Investment Funds, Inc. (INVESCO), Neuberger Berman Advisers Management Trust (Neuberger/Berman), and PBHG Insurance Series Fund, Inc. (PBHG).

Security Valuation, Transactions and Related Income The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Related Party Transactions OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                     0.50%        Investment Grade Bond              0.50%
Money Market              0.40%        Asset Director                     0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. These fees are paid to AUL in addition to the account charges described below.

Taxes Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. 2. Account Charges With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2003 and December 31, 2002 were $4,815,416 and $4,176,589, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of a surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of .25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen. notes to financial statements (continued)

Flexible Premium  Adjustable Policy: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. Accumulation Unit Value A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.



                                                                            Expenses as a
                                                 Unit         Net Asset      % of Average        Total
                                                Value           (000s)        Net Assets         Return
                                            ---------------  -------------  ---------------  ---------------

   OneAmerica Funds:
     Value
                      December 31, 2003          7.96      $     4,531           N\A             36.5%
                                   2002          5.83            2,243           N\A             -7.0%
                                   2001          6.27              861           N\A             11.3%
                                   2000          5.63              393           N\A             17.6%
                                   1999          4.79              219           N\A             -0.8%
Money Market
                      December 31, 2003          1.21            3,722           N\A              0.8%
                                   2002          1.20            4,633           N\A              0.8%
                                   2001          1.19            2,570           N\A              3.6%
                                   2000          1.15            1,117           N\A              6.0%
                                   1999          1.08              567           N\A              4.7%

Investment Grade Bond
                      December 31, 2003          7.05            3,420           N\A              4.9%
                                   2002          6.72            2,972           N\A              7.9%
                                   2001          6.23            1,094           N\A              7.1%
                                   2000          5.82              567           N\A             10.8%
                                   1999          5.25              292           N\A             -1.1%

     Asset Director
                      December 31, 2003          7.93            5,393           N\A             27.5%
                                   2002          6.22            2,497           N\A             -2.7%
                                   2001          6.39              889           N\A             10.6%
                                   2000          5.78              232           N\A             15.6%
                                   1999          5.00              116           N\A             -0.7%



                                                                                      Expenses as a
                                                     Unit          Net Assets         % of Average         Total
                                                     Value           (000s)            Net Assets          Return

      Fidelity:
      VIP High Income
                          December 31, 2003                    $ 4.41    $ 867             N\A                  27.1%
                                       2002                      3.47      493             N\A                   3.6%
                                       2001                      3.35      399             N\A                 -11.7%
                                       2000                      3.80      332             N\A                 -22.5%
                                       1999                      4.90      252             N\A                   8.2%
      VIP Growth
                          December 31, 2003                      5.67    5,107             N\A                  32.8%
                                       2002                      4.27    3,472             N\A                 -30.1%
                                       2001                      6.11    4,880             N\A                 -17.6%
                                       2000                      7.42    4,001             N\A                 -11.0%
                                       1999                      8.34    2,113             N\A                  37.4%
      VIP Overseas
                          December 31, 2003                      5.00      676             N\A                  43.3%
                                       2002                      3.49      380             N\A                 -20.1%
                                       2001                      4.37      506             N\A                 -21.2%
                                       2000                      5.55      390             N\A                 -19.1%
                                       1999                      6.86       94             N\A                  42.6%
      VIP Asset Manager
                          December 31, 2003                      5.88    2,086             N\A                  17.8%
                                       2002                      4.99    1,471             N\A                  -8.6%
                                       2001                      5.46    1,588             N\A                  -4.2%
                                       2000                      5.70    1,178             N\A                  -3.9%
                                       1999                      5.93      620             N\A                  11.1%
      VIP Index 500
                          December 31, 2003                      5.36    8,809             N\A                  28.5%
                                       2002                      4.17    6,297             N\A                 -22.2%
                                       2001                      5.36    6,062             N\A                 -12.1%
                                       2000                      6.10    4,583             N\A                  -9.3%
                                       1999                      6.73    2,571             N\A                  20.5%
      VIP Equity-Income
                          December 31, 2003                      5.96    2,813             N\A                  30.4%
                                       2002                      4.57    1,936             N\A                 -16.9%
                                       2001                      5.50    1,964             N\A                  -5.0%
                                       2000                      5.79    1,237             N\A                   8.4%
                                       1999                      5.34      657             N\A                   6.3%
      VIP Contrafund
                          December 31, 2003                      6.79    5,679             N\A                  28.4%
                                       2002                      5.29    3,405             N\A                  -9.3%
                                       2001                      5.83    3,334             N\A                 -12.2%
                                       2000                      6.65    2,876             N\A                  -6.6%
                                       1999                      7.12    1,550             N\A                  24.3%




                                                                                      Expenses as a
                                                     Unit          Net Assets         % of Average         Total
                                                     Value           (000s)            Net Assets          Return

      Fidelity: (continued)
      VIP Money Market
                          December 31, 2003                    $ 1.24  $ 2,038             N\A                   0.8%
                                       2002                      1.23    1,671             N\A                   1.7%
                                       2001                      1.21      840             N\A                   4.2%
                                       2000                      1.16      811             N\A                   7.4%
                                       1999                      1.08      660             N\A                   3.8%
      American Century:
      VP Capital Appreciation
                          December 31, 2003                      5.57       23             N\A                  20.3%
                                       2002                      4.63       18             N\A                 -21.1%
                                       2001                      5.87       19             N\A                 -28.1%
                                       2000                      8.16       21             N\A                   9.0%
                                       1999                      7.49       17             N\A                  64.5%
      VP International
                          December 31, 2003                      4.75    1,049             N\A                  24.3%
                                       2002                      3.82      637             N\A                 -20.3%
                                       2001                      4.79      684             N\A                 -29.2%
                                       2000                      6.77      728             N\A                 -16.8%
                                       1999                      8.13      321             N\A                  64.0%
      VP Income & Growth
                          December 31, 2003                      4.71    1,251             N\A                  29.4%
                                       2002                      3.64      634             N\A                 -19.3%
                                       2001                      4.51      663             N\A                  -8.4%
                                       2000                      4.92      374             N\A                 -10.6%
                                       1999                      5.51       20             N\A                  10.2%
      Alger:
      American Growth
                          December 31, 2003                      5.74    7,554             N\A                  35.1%
                                       2002                      4.25    5,250             N\A                 -33.0%
                                       2001                      6.34    7,165             N\A                 -11.8%
                                       2000                      7.18    6,000             N\A                 -14.8%
                                       1999                      8.43    3,120             N\A                  33.7%
      American Small Capitalization
                          December 31, 2003                      2.81    1,014             N\A                  42.6%
                                       2002                      1.97      426             N\A                 -26.5%
                                       2001                      2.68      391             N\A                 -29.5%
                                       2000                      3.80      122             N\A                 -24.1%
                                May 1, 2000 *                    5.00        -             N\A                      -




                  *Commenced operations


                                                                                    Expenses as a
                                                     Unit          Net Assets         % of Average         Total
                                                     Value           (000s)            Net Assets          Return

      T. Rowe Price:
      Equity Income
                          December 31, 2003                    $ 6.53  $ 4,684             N\A                  25.6%
                                       2002                      5.20    2,735             N\A                 -13.2%
                                       2001                      5.99    2,052             N\A                   1.5%
                                       2000                      5.90    1,170             N\A                  13.0%
                                       1999                      5.22      669             N\A                   3.7%
      Limited-Term Bond
                          December 31, 2003                      6.44    1,710             N\A                   4.5%
                                       2002                      6.16      835             N\A                   5.1%
                                       2001                      5.86      292             N\A                   8.5%
                                       2000                      5.40        6             N\A                   8.1%
                                May 1, 2000 *                    5.00        -             N\A                      -
      Mid-Cap Growth
                          December 31, 2003                      5.45    1,844             N\A                  38.3%
                                       2002                      3.94      859             N\A                 -21.2%
                                       2001                      5.00      487             N\A                  -0.9%
                                       2000                      5.05       81             N\A                   0.9%
                                May 1, 2000 *                    5.00        -             N\A                      -
      Janus:
      Worldwide Growth
                          December 31, 2003                      4.57    3,972             N\A                  23.8%
                                       2002                      3.69    2,705             N\A                 -25.5%
                                       2001                      4.95    3,095             N\A                 -22.4%
                                       2000                      6.38    2,330             N\A                 -15.7%
                                       1999                      7.56      308             N\A                  51.3%
      Flexible Income
                          December 31, 2003                      6.74    1,919             N\A                   6.5%
                                       2002                      6.33    1,267             N\A                  10.5%
                                       2001                      5.73      615             N\A                   7.7%
                                       2000                      5.32      261             N\A                   6.3%
                                       1999                      5.01        3             N\A                   0.1%
      Safeco:
      RST Core Equity
                          December 31, 2003                      3.68      448             N\A                  24.7%
                                       2002                      2.95      292             N\A                 -25.9%
                                       2001                      3.98      490             N\A                  -9.4%
                                       2000                      4.40      455             N\A                 -10.8%
                                       1999                      4.93       30             N\A                  -1.4%
      RST Growth Opportunities
                          December 31, 2003                      5.73    1,472             N\A                  42.9%
                                       2002                      4.01      834             N\A                 -37.6%
                                       2001                      6.43      946             N\A                  19.1%
                                       2000                      5.40      541             N\A                  -6.2%
                                       1999                      5.75       36             N\A                  15.0%
                  *Commenced operations



                                                                                      Expenses as a
                                                     Unit          Net Assets         % of Average         Total
                                                     Value           (000s)            Net Assets          Return


      PBHG Insurance Series:
      Growth ll
                          December 31, 2003                    $ 2.06    $ 307             N\A                  25.6%
                                       2002                      1.64      191             N\A                 -30.2%
                                       2001                      2.35      271             N\A                 -40.5%
                                       2000                      3.95      129             N\A                 -21.0%
                                May 1, 2000 *                    5.00        -             N\A                      -
      Technology & Communication
                          December 31, 2003                      0.86      652             N\A                  45.8%
                                       2002                      0.59      344             N\A                 -53.9%
                                       2001                      1.28      563             N\A                 -52.3%
                                       2000                      2.69      279             N\A                 -46.2%
                                May 1, 2000 *                    5.00        -             N\A                      -
      Mid-Cap Value
                          December 31, 2003                      6.53       31             N\A                  30.6%
                                May 1, 2003 *                    5.00        -             N\A                      -

      Small Cap
                          December 31, 2003                      6.70        6             N\A                  34.0%
                                May 1, 2003 *                    5.00        -             N\A                      -
      INVESCO:
      Dynamics
                          December 31, 2003                      4.67       65             N\A                  38.2%
                                       2002                      3.38       10             N\A                 -33.1%
                                       2001                      5.05        1             N\A                   1.0%
                            August 28, 2001 *                    5.00        -             N\A                      -
      Financial Services
                          December 31, 2003                      5.49      189             N\A                  29.5%
                                       2002                      4.24       80             N\A                 -15.5%
                                       2001                      5.02       36             N\A                   0.5%
                            August 28, 2001 *                    5.00        -             N\A                      -
      Health Sciences
                          December 31, 2003                      4.79      254             N\A                  27.4%
                                       2002                      3.76      129             N\A                 -25.1%
                                       2001                      5.02       35             N\A                   0.5%
                            August 28, 2001 *                    5.00        -             N\A                      -
      Utilities
                          December 31, 2003                      4.07       92             N\A                  17.6%
                                       2002                      3.46       37             N\A                 -22.2%
                                       2001                      4.45        2             N\A                 -10.9%
                            August 28, 2001 *                    5.00        -             N\A                      -



                  *Commenced operations


                                                                                      Expenses as a
                                                     Unit          Net Assets         % of Average         Total
                                                     Value           (000s)            Net Assets          Return

High Yield (continued)
                          December 31, 2003                    $ 5.77    $ 133             N\A                  30.5%
                                       2002                      4.42       83             N\A                  -1.3%
                                       2001                      4.48        1             N\A                 -10.4%
                            August 28, 2001 *                    5.00        -             N\A                      -
      Neuberger/Berman:
      AMT Fasciano Class S
                          December 31, 2003                      6.30       17             N\A                  26.0%
                                May 1, 2003 *                    5.00        -             N\A                      -
      AMT Regency
                          December 31, 2003                      6.56       16             N\A                  31.2%
                                May 1, 2003 *                    5.00        -             N\A                      -

      AMT Limited Maturity Bond
                          December 31, 2003                      5.05        3             N\A                   1.0%
                                May 1, 2003 *                    5.00        -             N\A                      -


*Commenced operations

(This page is intentionally blank)

4.  Cost of Investments
 The cost of investments at December 31, 2003 are:

OneAmerica Funds:                        T. Rowe Price:
Value                  $      3,678,895  Equity Income               $ 4,229,579
Money Market                  3,722,140  Limited-Term Bond             1,706,641
Investment Grade Bond         3,437,055  Mid-Cap Growth                1,533,282
Asset Director                4,647,920
                                         Janus:
Fidelity:                                Worldwide Growth              4,250,129
VIP High Income               751,075    Flexible Income               1,898,973
VIP Growth                    5,446,566
VIP Overseas                  597,085    Safeco:
VIP Asset Manager             2,004,968  RST Core Equity                 424,493
VIP Index 500                 8,524,041  RST Growth Opportunities      1,305,964
VIP Equity-Income             2,610,772
VIP Contrafund                5,165,830  PBHG Insurance Series:
VIP Money Market              2,036,197  Growth II                       286,743
                                         Technology & Communication      659,770
American Century:                        Mid-Cap Value                    28,684
VP Capital Appreciation       22,824     Small Cap                         5,629
VP International              990,754
VP Income & Growth            1,127,985  INVESCO:
                                         Dynamics                         57,231
Alger:                                   Financial Services              160,550
American Growth               8,787,675  Health Science                  216,375
American Small Capitalization 829,099    Utilities                        81,355
                                         High Yield                      128,924

Neuberger/Berman:
AMT Fasciano Class S                         16,541
AMT Regency                                  15,484
AMT Limited Maturity Bond                     3,113

5.  Mutual Fund Shares
The mutual fund shares owned at December 31, 2003 are:

OneAmerica Funds:                           T. Rowe Price:
Value                         204,392       Equity Income                231,987
Money Market                  3,722,242     Limited-Term Bond            336,037
Investment Grade Bond         308,727       Mid-Cap Growth                92,669
Asset Director                321,355
                                            Janus:
Fidelity:                                   Worldwide Growth             153,822
VIP High Income               124,692       Flexible Income              153,603
VIP Growth                    164,523
VIP Overseas                  43,355        Safeco:
VIP Asset Manager             144,267       RST Core Equity               20,024
VIP Index 500                 69,841        RST Growth Opportunities      75,713
VIP Equity-Income             121,349
VIP Contrafund                245,510       PBHG Insurance Series:
VIP Money Market              2,038,076     Growth II                     31,268
                                            Technology & Communication   298,898
American Century:                           Mid-Cap Value                  2,120
VP Capital Appreciation       3,177         Small Cap                        341
VP International              163,142
VP Income & Growth            190,440       Invesco:
                                            Dynamics                       4,429
Alger:                                      Financial Services             6,389
American Growth               226,921       Health Science                 5,255
American Small Capitalization 58,323        Utilities                      9,279
                                            High Yield                    30,018

Neuberger/Berman:
AMT Fasciano Class S                          1,365
AMT Regency                                   1,353
AMT Limited Maturity Bond                       231

6.  Net Assets
     Net Assets at December 31, 2003, are:

                                                    OneAmerica Funds                         Fidelity
                                                              Investment                        VIP            VIP
                                   Value      Money Market    Grade Bond    Asset Director  High Income      Growth

Proceeds from units sold         $ 5,490,098   $ 23,591,263    $ 6,339,060    $ 6,517,784    $ 1,604,420   $ 11,908,278
Cost of units redeemed            (1,495,200)   (19,208,695)    (2,885,713)    (1,626,573)      (617,862)    (3,769,186)
Account charges                     (551,452)      (825,998)      (431,187)      (512,888)      (171,125)    (1,845,253)
Net investment income                188,606        165,570        370,302        229,795        150,473        308,227
Net realized gain (loss)             (20,957)             -         42,096        (11,744)      (214,831)    (1,425,073)
Realized gain distributions           67,800              -          2,497         51,546              -        269,573
Unrealized appreciation
        (depreciation)               852,475              -        (17,287)       745,057        115,538       (339,761)
                                 $ 4,531,370    $ 3,722,140    $ 3,419,768    $ 5,392,977      $ 866,613    $ 5,106,805




                                    VIP            VIP            VIP            VIP            VIP            VIP
                                 Overseas     Asset Manager    Index 500    Equity-Income   Contrafund    Money Market
Proceeds from units sold         $ 7,890,369    $ 3,871,050   $ 17,737,424    $ 4,244,538    $ 9,334,172   $ 14,676,183
Cost of units redeemed            (7,074,224)    (1,412,160)    (6,431,672)    (1,133,787)    (2,764,485)   (12,434,275)
Account charges                     (165,900)      (493,914)    (2,355,746)      (596,249)    (1,434,561)      (321,206)
Net investment income                 38,553        256,163        292,966        214,635        287,485        117,374
Net realized gain (loss)            (124,566)      (235,004)      (718,931)      (162,189)      (332,117)             -
Realized gain distributions           32,853         18,833              -         43,824         75,336              -
Unrealized appreciation
        (depreciation)                78,823         81,135        284,986        202,088        512,816              -
                                   $ 675,908    $ 2,086,103    $ 8,809,027    $ 2,812,860    $ 5,678,646    $ 2,038,076


                                     American Century                           Alger                     T. Rowe Price
                                VP Capital         VP          VP Income      American       American        Equity
                                Appreciation  International    & Growth        Growth        Small Cap        Income
Proceeds from units sold            $ 76,880    $ 2,438,903    $ 1,738,936   $ 15,976,312    $ 1,589,053    $ 6,880,849
Cost of units redeemed               (49,257)      (947,529)      (311,391)    (3,947,195)      (477,712)    (1,973,717)
Account charges                      (10,958)      (262,176)      (222,464)    (2,586,804)      (135,684)      (870,118)
Net investment income                  6,797         81,072         19,638      1,553,724            127        280,636
Net realized gain (loss)                (638)      (319,516)       (96,734)    (2,208,362)      (147,134)       (90,633)
Realized gain distributions                -              -              -              -              -          2,562
Unrealized appreciation
        (depreciation)                  (206)        58,250        123,204     (1,233,461)       184,996        454,235
                                    $ 22,618    $ 1,049,004    $ 1,251,189    $ 7,554,214    $ 1,013,646    $ 4,683,814


     Net Assets at December 31, 2003, are:

                                      T. Rowe Price              Janus                        Safeco
                               Limited-Term      Mid-Cap       Worldwide      Flexible       RST Core        RST Growth
                                   Bond           Growth         Growth        Income         Equity       Opportunities


Proceeds from units sold           2,718,561      2,157,835      9,302,790      3,002,797      1,110,547         2,445,883
Cost of units redeemed              (984,192)      (400,532)    (3,012,151)    (1,085,449)      (392,725)         (755,281)
Account charges                     (108,119)      (204,489)    (1,165,063)      (231,787)      (143,773)         (304,563)
Net investment income                 81,320          1,265        201,891        175,618         16,320            79,301
Net realized gain (loss)                (930)       (20,797)    (1,078,338)        37,794       (165,876)         (162,857)
Realized gain distributions                -              -              -              -              -             3,481
Unrealized appreciation
        (depreciation)                 3,790        310,829       (277,454)        19,533         23,052           165,893
                                 $ 1,710,430    $ 1,844,111    $ 3,971,675    $ 1,918,506      $ 447,545       $ 1,471,857



                                  PBHG Insurance Series                                             INVESCO
                                 Growth II     Technology &     Mid-Cap                                       Financial
                                              Communication      Value        Small Cap        Dynamics           Services
Proceeds from units sold             813,445      1,901,594         54,803          5,771        112,057           195,341
Cost of units redeemed              (262,679)      (401,536)       (26,833)             -        (41,166)          (16,924)
Account charges                      (94,299)      (218,857)        (1,214)          (147)        (9,762)          (18,196)
Net investment income                    721        271,264              -              -              1             2,682
Net realized gain (loss)            (170,445)      (892,695)         1,928              5         (3,899)           (2,353)
Realized gain distributions                -              -              -              -              -                 -
Unrealized appreciation
        (depreciation)                20,623         (8,171)         2,355            343          8,049            28,045
                                   $ 307,366      $ 651,599       $ 31,039        $ 5,972       $ 65,280         $ 188,595


                                           INVESCO                                  Neuberger/Berman
                                    Health                         High             AMT Fasciano            AMT Limited
                                   Science       Utilities         Yield         Class S     AMT Regency     Maturity Bond
Proceeds from units sold             411,764        106,343        224,186         19,570         19,780             3,330
Cost of units redeemed              (138,146)       (21,979)      (118,089)        (3,003)        (4,137)                -
Account charges                      (38,335)        (4,068)        (9,084)           (93)          (182)             (298)
Net investment income                      8          2,142         12,090              1              -                87
Net realized gain (loss)             (18,916)        (1,083)        19,821             66             23                (6)
Realized gain distributions                -              -              -              -              -                 -
Unrealized appreciation
        (depreciation)                37,160         10,597          3,757            391            873               (63)
                                   $ 253,535       $ 91,952      $ 132,681       $ 16,932       $ 16,357           $ 3,050

           FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income ( i.e. dividend income) to average net assets expressed as a percentage. Ratios for funds commencing during the year are annualized. This information pertains to the years ended December 31.

                                              2003          2002          2001
OneAmerica Funds:
Value                                         1.0%          1.5%          1.7%
Money Market                                  0.6%          1.2%          3.1%
Investment Grade Bond                         4.5%          6.2%          6.2%
Asset Director                                2.1%          3.5%          4.0%
Fidelity:
VIP High Income                               5.9%          9.7%         12.1%
VIP Growth                                    0.3%          0.3%          0.1%
VIP Overseas                                  0.6%          0.9%          4.7%
VIP Asset Manager                             3.2%          3.9%          3.5%
VIP Index 500                                 1.4%          1.2%          1.0%
VIP Equity-Income                             1.7%          1.6%          1.3%
VIP Contrafund                                0.4%          0.8%          0.7%
VIP Money Market                              1.0%          1.6%          3.9%
American Century:
VP Capital Appreciation                       0.0%          0.0%          0.0%
VP International                              0.6%          0.7%          0.1%
VP Income & Growth                            1.0%          1.0%          0.7%
Alger:
American Growth                               0.0%          0.0%          0.2%
American Small Capitalization                 0.0%          0.0%          0.0%
T. Rowe Price:
Equity Income                                 1.7%          1.7%          1.5%
Limited-Term Bond                             3.9%          4.2%          3.8%
Mid-Cap Growth                                0.0%          0.0%          0.0%
Janus:
Worldwide Growth                              1.2%          1.0%          0.5%
Flexible Income                               5.3%          5.1%          6.5%
Safeco:
RST Core Equity                               1.1%          0.9%          0.8%
RST Growth Opportunities                      0.0%          0.0%          0.0%
PBHG Insurance Series:
Growth II                                     0.0%          0.0%          0.0%
Technology & Communication                    0.0%          0.0%          0.0%
Mid-Cap Value                                 0.0%         N\A           N\A
Small Cap                                     0.0%         N\A           N\A
INVESCO:
Dynamics                                      0.0%          0.0%          0.0%
Financial Services                            0.8%          0.3%          0.3%
Health Science                                0.0%          0.0%          0.0%
Utilities                                     2.8%          3.6%          0.4%
High Yield                                    7.9%          6.9%          0.2%
Neuberger/Berman:
AMT Fasciano Class S                          0.0%         N\A           N\A
AMT Regency                                   0.0%         N\A           N\A
AMT Limited Maturity Bond                     4.5%         N\A           N\A

  The accompanying notes are an integral part of the financial statements.

7. Subsequent  Events


During 2003 AUL discovered that certain underlying mutual fund values did not reflect the appropriate net asset values of investment portfolios described in the Variable Accounts' prospectus.

On March 16, 2004, AUL redirected the Variable Accounts assets into the correct underlying mutual fund portfolios of INVESCO Variable Insurance Fund, Inc. On March 23, 2004, AUL contributed $ 9,050 to the Variable Account in order to credit all Contract Owners with appropriate Contract Values.

FINANCIAL STATEMENTS OF THE DEPOSITOR

     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003 and 2002, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                        REPORT OF INDEPENDENT AUDITORS

OneAmerica Financial
Partners, Inc.
Report of Independent Auditors
On Financial Statements
As of December 31, 2003 and 2002 and
for the years then ended

                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries and affiliates (the Company) at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 8, 2004

OneAmerica Financial Partners, Inc.


Combined Balance Sheets
December 31                                                                 2003         (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale at fair value                $ 5,199.8                           $ 4,797.3
    Equity securities at fair value                                         40.7                                15.4
    Mortgage loans                                                       1,323.2                             1,286.5
    Real estate                                                             43.9                                45.3
    Policy loans                                                           169.1                               168.0
    Short-term and other invested assets                                    18.9                                24.1
    Cash and cash equivalents                                              161.0                               152.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                                  6,956.6                             6,489.3

Accrued investment income                                                   76.1                                73.6
Reinsurance receivables                                                  1,611.8                             1,584.7
Deferred acquisition costs                                                 477.1                               427.0
Property and equipment                                                      68.8                                78.6
Insurance premiums in course of collection                                  40.2                                53.6
Other assets                                                               102.2                                44.8
Assets held in separate accounts                                         4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                    $ 6,855.5                           $ 6,436.8
    Other policyholder funds                                               260.5                               268.8
    Pending policyholder claims                                            327.6                               430.0
    Surplus notes and notes payable                                        275.0                                75.0
    Other liabilities and accrued expenses                                 354.4                               333.7
    Deferred gain on indemnity reinsurance                                  98.7                               107.1
    Liabilities related to separate accounts                             4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 12,879.7                            11,107.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                                   -
    Retained earnings                                                    1,008.6                               947.1
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    152.5                               159.6
      Minimum pension liability, net of tax                                    -                                (6.5)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,161.1                             1,100.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Operations

Year ended December 31                                                      2003 (in millions)         2002

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                          $ 444.3                    $ 607.6
    Policy and contract charges                                            110.5                      105.8
    Net investment income                                                  437.5                      467.5
    Realized investment losses                                              (1.6)                     (11.1)
    Other income                                                            13.7                       13.0

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.4                    1,182.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        393.3                      562.0
    Interest expense on annuities and financial products                   190.7                      200.6
    General operating expenses                                             179.6                      186.6
    Commissions                                                             42.8                      113.2
    Amortization                                                            79.9                       69.3
    Dividends to policyholders                                              30.8                       28.9
    Interest expense on surplus notes and notes payable                      9.1                        5.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          926.2                    1,166.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            78.2                       16.4
Income tax expense                                                          16.7                        7.3

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                          $ 61.5                      $ 9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2001                          $ -          $ 938.0            $ 41.9              $ -          $ 979.9
Comprehensive income:
    Net income                                         -              9.1                 -                -              9.1
    Other comprehensive income (loss)                  -                -             117.7             (6.5)           111.2
                                                                                                             -----------------
Total comprehensive income                                                                                              120.3

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                            -            947.1             159.6             (6.5)         1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -                -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)             6.5             (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                               60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                          $ -        $ 1,008.6           $ 152.5              $ -        $ 1,161.1

------------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.
                                       5

OneAmerica Financial Partners, Inc.
Combined Statements of Cash Flows



Year ended December 31                                                          2003         (in millions)       2002

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 61.5                            $ 9.1
Adjustments to reconcile net income to net cash:
      Amortization                                                              79.9                             69.3
      Depreciation                                                              16.2                             16.5
      Deferred taxes                                                            32.3                            (26.5)
      Realized investment losses                                                 1.6                             11.1
      Policy acquisition costs capitalized                                    (127.2)                          (106.3)
      Interest credited to deposit liabilities                                 190.3                            194.8
      Fees charged to deposit liabilities                                      (47.2)                           (44.1)
      Amortization and accrual of investment income                            (11.5)                           (17.8)
      Increase in insurance liabilities                                        100.0                            104.7
      Increase in other assets                                                 (60.3)                          (127.9)
      Increase (decrease) in other liabilities                                 (13.9)                           113.4

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      221.7                            196.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                           -                            (29.4)
      Fixed maturities, available-for-sale                                  (1,567.1)                        (1,584.0)
      Equity securities                                                        (25.5)                            (5.6)
      Mortgage loans                                                          (176.6)                          (128.3)
      Real estate                                                               (3.0)                            (6.4)
      Short-term and other invested assets                                      (2.3)                               -
    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                           -                            161.8
      Fixed maturities, available-for-sale                                   1,155.9                          1,563.5
      Equity securities                                                          5.3                             13.0
      Mortgage loans                                                           139.7                            179.4
      Real estate                                                                3.6                              0.6
      Short-term and other invested assets                                       7.4                              2.5
    Purchase acquisition, net of cash acquired                                 (25.7)                               -
    Transfer of reserves from reinsurance transaction                              -                           (574.5)
    Proceeds from reinsurance transaction                                          -                            191.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (488.3)                          (215.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                               200.0                                -
      Deposits to insurance liabilities                                      1,459.8                          1,304.0
      Withdrawals from insurance liabilities                                (1,383.8)                        (1,304.1)
      Other                                                                     (1.1)                             4.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                      274.9                              4.2

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                             8.3                            (15.2)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    152.7                            167.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 161.0                          $ 152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements

1.   Significant Accounting Policies



Nature of Operations and Business Presentation



OneAmerica Financial Partners, Inc. (OneAmerica or the Company), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual insurance company to a stock insurance company through a non-cash transaction and OneAmerica became the parent of AUL.


Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.


OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its general and career agents, personal producing general agents and independent brokers. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State
Life); and its subsidiaries, AUL, OneAmerica Securities Inc., AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML ) and R.E. Moulton, Inc (Moulton). Significant intercompany transactions have been eliminated.


The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 12 - Statutory Information.



The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. All investments are now categorized as available-for-sale. Equity securities are stated at fair value.


During 2002, it was necessary for the Company to liquidate certain of its investments, which had previously been classified as held-to-maturity. These bonds were sold in connection with the Employers Reinsurance Corporation (ERC) transaction as discussed in Note 2 - Acquisitions and Other Significant Transactions. In July 2002, all held-to-maturity securities, totaling approximately $1,099.3 million, were reclassified as available-for-sale as a result of the changed capital structure of the Company subsequent to the reinsurance transaction. This reclassification resulted in a net of tax adjustment of approximately $42 million as of July 1, 2002, as unrealized gains in other comprehensive income.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.   Significant Accounting Policies, continued

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $40.7 million and $39.2 million at December 31, 2003 and 2002, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2003 and 2002. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

* For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

* For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

* For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

* For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

* For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

1.   Significant Accounting Policies, continued

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $87.7 million and $75.7 million as of December 31, 2003 and 2002, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2003 and 2002 was $13.8 million and $14.1 million, respectively.


Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued



1.   Significant Accounting Policies, continued


Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

In April 2003, the FASB's Deriviative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether SFAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposure that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Examples of arrangements containing embedded derivatives are: modified coinsurance, coinsurance with funds withheld, reinsurance agreements, and other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index. Under DIG B36, these items require bifurcation. The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.


Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. Goodwill amounted to $4.3 million at December 31, 2002, and is included in "other assets." In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton and total goodwill at December 31, 2003 is now $21.5 million. Other intangible assets totaled $9.1 million and $3.2 million at December 31, 2003 and 2002, respectively. The amortization of intangible assets with a finite life was $2.1 million and $4.3 million for 2003 and 2002, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows; $5.7 million, 2004; $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008.


New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee issued a Statement of Position entitled, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP
03-01) which becomes effective in 2004. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company is currently assessing the effect that adoption of SOP 03-01 will have on its combined financial statements and does not expect its effect to be material.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.  Significant Accounting Policies, continued

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's combined financial statements.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances). Many of those instruments were previously classified as equity. SFAS No. 150 is effective for financial instruments entered into or modified after May 31, 2003. The Company believes that the adoption of SFAS No. 150 will not have a material impact on the Company's combined financial statements.


2.  Acquisitions and Other Significant Transactions

In October 2003, OneAmerica issued $200 million 7% senior notes due in 2033. The proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to
Note 10 - Surplus Notes, Notes Payable and Lines of Credit for further detail. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million.

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned subsidiary of OneAmerica. Simultaneous with the merger, PML converted to a stock insurance company. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002, while their contract rights remain with PML. This transaction involved the combination of two "mutual enterprises" and was accounted for as a pooling of interests in accordance with SFAS No. 141.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in trust was $714.6 million at December 31, 2003.

As a result of the ERC transaction, an adjusted deferred gain of approximately $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million and $3 million of deferred gain amortization in 2003 and 2002, respectively, which is included in other income.

In 2002, the Company implemented a cost reduction program which included the termination of certain personnel. This program resulted in additional expenses of approximately $4 million for 2002.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

3.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                                                               December 31, 2002

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   122.3       $ 12.6          $ -      $ 134.9
Corporate securities                                                2,986.2        280.7         35.3      3,231.6
Mortgage-backed securities                                          1,343.4         87.5          0.1      1,430.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,451.9      $ 380.8       $ 35.4    $ 4,797.3

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following table shows our fixed maturity securities' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 49.6          $ 1.0           $ -           $ -        $ 49.6           $ 1.0
Corporate securities                              511.6           12.8          14.3           0.6         525.9            13.4
Mortgage-backed securities                        278.6            7.9           0.8             -         279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 839.8         $ 21.7        $ 15.1         $ 0.6       $ 854.9          $ 22.3

---------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued

In evaluating whether a decline in value is other than temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

The amortized cost and fair value of fixed maturity securities at December 31, 2003, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                                $ 91.9               $ 93.7
Due after one year through five years                                                                 1,173.1              1,262.0
Due after five years through 10 years                                                                 1,585.6              1,709.1
Due after 10 years                                                                                      757.8                828.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,608.4              3,892.8
Mortgage-backed securities                                                                            1,262.5              1,307.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    $ 4,870.9            $ 5,199.8

Net investment income consisted of the following:

Years ended December 31                                                                               2003 (in millions)        2002

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 317.6                   $ 340.7
Equity securities                                                                                      0.7                       0.8
Mortgage loans                                                                                       104.8                     108.1
Real estate                                                                                           11.6                      11.6
Policy loans                                                                                          10.6                      11.1
Other                                                                                                 10.9                      12.7

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              456.2                     485.0
Investment expenses                                                                                   18.7                      17.5

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 437.5                   $ 467.5

-----------------------------------------------------------------------------------------------------------------------------------



Proceeds from the sales of investments in fixed maturities during 2003 and 2002 were approximately $364.5 million and $1,218.2 million, respectively. Gross gains of $15.3 million and $37.7 million, and gross losses of $8.7 million and $22.4 million were realized in 2003 and 2002, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($16.5) million and $259.8 million in 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued


The Company has reported approximately $3.9 and $23.2 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $11.5 and $49.6 million of investments in fixed maturities and mortgages in 2003 and 2002, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2003     (in millions)        2002

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 6.6                        $ 15.3
Equity securities                                                                        0.4                          (3.0)
Other securities                                                                        (4.7)                         (0.2)
Other-than-temporary impairment                                                         (3.9)                        (23.2)

---------------------------------------------------------------------------------------------------------------------------

Realized investment losses                                                            $ (1.6)                      $ (11.1)


At December 31, 2003 and 2002, respectively, the net unrealized gain on equity securities was approximately $5.8 million and $.1 million. The net unrealized gain is comprised of all unrealized gains and no unrealized losses and has been reflected directly in equity. The change in the unrealized appreciation of equity securities amounted to approximately $5.7 million and $1.2 million in 2003 and 2002, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2003, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Illinois, where approximately 23 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2003, of approximately $49 million.

There were four investments that were non-income-producing at December 31, 2003, with a book value of $1.1 million.


4.   Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2003 (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 328.9                    $ 345.4
      Equity securities                                                             5.8                        0.1
Valuation allowance                                                               (99.6)                    (100.3)
Deferred taxes                                                                    (82.6)                     (85.6)
                                                                          --------------             --------------
Total unrealized appreciation, net of tax                                         152.5                      159.6
Minimum pension liability, net of tax                                                 -                       (6.5)

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 152.5                    $ 153.1

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


4. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2003 (in millions)          2002

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2003, ($3.5); 2002, $3.5                                                       $ 6.5                      $ (6.5)
Unrealized appreciation on securities,
    net of tax-2003, $3.3; 2002, ($59.8)                                                       (6.2)                      127.8
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2003, $.5; 2002, $5.4                                                           (0.9)                      (10.1)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                   $ (0.6)                    $ 111.2

--------------------------------------------------------------------------------------------------------------------------------


5.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2003 (in millions)     2002
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 427.0                $ 661.8
Capitalization of deferred acquisition costs                                                      127.2                  106.3
Amortization of deferred acquisition costs                                                        (77.8)                 (65.0)
Change in valuation allowance                                                                       0.7                  (79.1)
Disposition from reinsurance transaction                                                              -                 (197.0)
                                                                                         ---------------             ----------
Balance, end of year                                                                         $    477.1                 $427.0

-------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


6.   Insurance Liabilities


Insurance liabilities consisted of the following:



                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2003        2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 871.0     $ 822.4
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                572.2       560.7
      Other individual life contracts                    Company          Company        2.5% to 8.0%            581.9       547.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                386.3       323.8
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              3,910.4     3,721.0
      Group life and health                               n/a               n/a               n/a                533.7       461.0
Other policyholder funds                                  n/a               n/a               n/a                260.5       268.8
Pending policyholder claims                               n/a               n/a               n/a                327.6       430.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,443.6    $7,135.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent and 54 percent of the net individual life insurance in force at December 31, 2003 and 2002, respectively. Participating policies represented approximately 97 percent and 47 percent of life premium income for 2003 and 2002, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


7.   Employees' and Agents' Benefit Plans


The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $15.5 million in 2003 and $6.6 million in 2002. Benefits paid in 2003 and 2002 were $8.3 million and $9.3 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2003 and 2002, respectively.




                                                                                            2003 (in millions)         2002

----------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                               $ 75.5                     $ 65.0
Fair value of plan assets                                                                   62.5                       44.7

----------------------------------------------------------------------------------------------------------------------------

Funded status (deficit)                                                                  $ (13.0)                   $ (20.3)

----------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                  $ 6.0                      $ 4.5

----------------------------------------------------------------------------------------------------------------------------


The Company was required to charge $6.5 million (net of tax) to other comprehensive income and establish a minimum pension liability at December 31, 2002. However, as a result of the fair value of plan assets exceeding the accumulated benefit obligation of $59.0 million (which excludes projected salary increases), the Company released the minimum pension liability and increased other comprehensive income by $6.5 million (net of tax) at December 31, 2003.

The Company has defined contribution plans that are 401(k) salary reduction/savings plans for employees. In general, quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2003 and 2002 were $2.7 million and $1.5 million, respectively.

The Company has a defined contribution pension plan and 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2003 and 2002 were $.9 million and $.8 million, respectively.

The assets for most benefit plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements and related liabilities are included in other liabilities. Annual costs of the agreements were $6.7 million and $9.3 million for 2003 and 2002, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued



Accrued postretirement benefits as of December 31:                                      2003     (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 15.8                          $ 13.8
Net postretirement benefit cost                                                          3.4                             1.8
Company contributions                                                                    1.0                             1.0

-----------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2003 and 2002. Claims incurred for benefits were funded by Company contributions. Company premium contributions for health coverage for retirees 65 and over are capped, and future increases in costs are intended to be borne by the covered retirees.

The following assumptions were used in determining the benefit obligations and net periodic benefit costs:

Weighted - average assumptions used to determine benefit obligation at December 31;



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.50%                7.25%                6.25%            7.25%
Compensation increase rate                                    4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted -average assumptions used to determine net periodic benefit cost for the years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                7.25%                7.50%                7.25%            7.50%
 Expected long-term return on plan assets                     9.00%                9.00%                    -                -
 Compensation increase rate                                   4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------

Assumed health care trend rates at December 31:
                                                                                                         2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is asumed to decline                                                  5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2014             2013

-------------------------------------------------------------------------------------------------------------------------------


Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                                                      1-Percentage point increase      1-Percentage point decrease
----------------------------------------------------------------------------------------------------------------------------

Effect on total of service and interest cost                                                   $0.7                   ($0.5)
Effect on postretirement benefit obligation                                                    $1.1                   ($0.7)

----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further guidance is provided as to how to calculate the expected benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements does not reflect the effects of the Act on the plan. Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to change previously reported information.


8.   Federal Income Taxes


A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                                  2003     (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 27.4                          $ 5.7
    Tax-exempt income                                                                    (0.5)                          (0.9)
    Dividends received deduction                                                         (8.6)                          (3.5)
    Income tax paid on behalf of separate accounts                                        0.7                              -
    Other                                                                                (2.3)                           6.0

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 16.7                          $ 7.3

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of ($15.6) million and $33.8 million for the years ended
December 31, 2003 and 2002, respectively, and deferred tax expense (benefit) of $32.3 million and ($26.5) million for the years ended December 31, 2003 and 2002, respectively.



Deferred income tax assets (liabilities) as of December 31                               2003     (in millions)           2002

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (179.7)                        $ (160.1)
Investments                                                                              (4.9)                            (6.0)
Insurance liabilities                                                                   124.5                            136.7
Deferred gain on indemnity reinsurance                                                   27.2                             28.6
Minimum pension liability                                                                   -                              3.5
Unrealized appreciation of securities                                                   (82.6)                           (85.6)
Other                                                                                   (18.0)                           (18.6)

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (133.5)                        $ (101.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid were $7.9 million and $38.5 million in 2003 and 2002, respectively. Current tax recoverables (payables) were $22.6 million and ($.9) million at December 31, 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


9.   Reinsurance


The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2003     (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,921.8                        $ 1,733.3
Reinsurance premiums assumed                                                           602.9                            604.1
Reinsurance premiums ceded                                                            (670.6)                          (530.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,854.1                          1,806.8

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 327.4                          $ 233.9

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 87 percent of the Company's December 31, 2003, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 2 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $177 million at December 31, 2003 compared to $199 million at December 31, 2002. The
Company's reinsurance program provides adequate protection and consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2003 or 2002 related to the September 11th tragedy.


10.  Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2003 and 2002 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2003. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $28.5 million as of December 31, 2003.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

10.  Surplus Notes, Notes Payable and Lines of Credit, continued

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7% annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.


Surplus Notes and Senior Notes:




                                                                                        2003 (in millions)          2002

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                         $ -
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total payables                                                                       $ 275.0                      $ 75.0
-------------------------------------------------------------------------------------------------------------------------


11.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

In 2002, the Company settled a dispute with a reinsurance customer that resulted in the return of premium totaling $15 million. This return of premium was recorded as a reduction in premium income in 2002.


12.  Statutory Information


AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.


A reconciliation of SAP surplus to GAAP equity at December 31 follows:


At December 31                                                                2003     (in millions)          2002

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 718.7                         $ 695.9
    Deferred policy acquisition costs                                        577.3                           531.6
    Adjustments to policy reserves                                          (155.8)                         (155.6)
    Asset valuation and interest maintenance reserves                         76.8                            54.6
    Unrealized gain on invested assets, net                                  152.5                           159.6
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (98.7)                         (107.1)
    Deferred income taxes                                                    (70.1)                          (43.1)
    Other, net                                                                35.4                            39.3

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,161.1                       $ 1,100.2

-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


12.  Statutory Information, continued

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2003      (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ 55.8                           $ (37.7)
    Deferred policy acquisition costs                                                  23.8                              28.3
    Adjustments to policy reserves                                                      7.5                              26.5
    Interest maintenance reserve
      adjustment on reinsurance transactions                                            0.5                             (16.5)
    Deferred income taxes                                                             (32.3)                             26.5
    Other, net                                                                          6.2                             (18.0)

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 61.5                             $ 9.1

------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.5 million and $22.3 million at December 31, 2003 and 2002, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL and PML to OneAmerica. No such distributions were made in 2003 or 2002. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $65 million in 2004.


13.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


13.  Fair Value of Financial Instruments, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2003 and 2002, follow:


                                                                             2003                             2002
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,199.8        $ 5,199.8          $ 4,797.3         $ 4,797.3
Equity securities                                                      40.7             40.7               15.4              15.4
Mortgage loans                                                      1,323.2          1,448.5            1,286.5           1,439.3
Policy loans                                                          169.1            169.1              168.0             168.0
Surplus notes and notes payable                                       275.0            283.6               75.0              70.9
Short-term & other invested assets                                     18.9             18.9               24.1              24.1

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================



                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     Sold By


                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)
                               One American Square, PO Box 7127
                           Indianapolis, Indiana 46282
                                   WWW.AUL.COM

                       STATEMENT OF ADDITIONAL INFORMATION




                               Dated: May 1, 2004


================================================================================

                            PART C: Other Information

Item 26.Exhibits

(a)     Board of Directors Resolutions.

        1. Resolution of the Board of Directors of the Depositor dated July 10, 1997 concerning AUL American Individual Variable Life Unit Trust(1)

(b)     Custodian Agreements.

          Not Applicable.

(c)     Underwriting Contracts.

        1. Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc.(5)

        2.     Schedule of Sales Commissions.(2)

(d)     Contracts.

        1.     Form of  Flexible  Premium  Adjustable  Variable  Life  Insurance
               Policy(1)

        2.     Form of Last Survivor Rider(1)

        3.     Form of Waiver of Monthly Deduction Disability(1)

        4.     Form of Guaranteed Insurability Option(1)

        5.     Form of Children's Insurance Benefit Rider(1)

        6.     Form of Other Insured Level Term Insurance Rider(1)

        7.     Form of Waiver of Premium Disability Benefit Rider(1)

        8.     Form of Automatic Increase Rider(1)

        9.     Form of Guaranteed Death Benefit Rider(1)

        10.    Form of Accelerated Benefit Rider(1)

        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)

(e)     Applications.

        1. Form of Application for Flexible Premium Adjustable Variable Life Insurance Policy(4)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        1. Certification of Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(3)

        2. Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(3)

        3. Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(7)

        4. Second Amended and Restated Bylaws of American United Life Insurance Company(R)(7)

(g)     Reinsurance Contracts.

               Not Applicable.

(h)     Participation Agreements.

        1. Form of Participation Agreement between American United Life Insurance Company(R) and Alger American Fund (3)

        2.     Form of  Participation  Agreement  between  American  United Life
               Insurance Company(R) and American Century Variable Portfolios, Inc. (3)

        3. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund (3)

        4. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund II (3)

        5. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)

        6. Form of Participation Agreement between American United Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc.
               (4)

        7. Form of Participation Agreement between American United Life Insurance Company(R) and Janus Aspen Series (5)

        8. Form of Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (5)

        9. Form of Participation Agreement between American United Life Insurance Company(R) and SAFECO Resource Series Trust (5)

       10. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Fixed Income Series, Inc.(5)

       11. Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (6)

       12. Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (6)

       13. Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (7)

       14.     Form of  Participation  Agreement  between  American  United Life
               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and
               Dreyfus Variable Investment Fund (7)

(i)     Administrative Contracts.

               Not Applicable.

(j)     Other Material Contracts.

               Not Applicable.

(k)     Legal Opinion.

        1.     Opinion  and  consent of legal  officer of  American  United Life
               Insurance   Company(R)   as  to  legality   of   Policies   being
               registered(2)

(l)     Actuarial Opinion.

        1.     Opinion of Actuary(2)

(m)     Calculation.

               Not Applicable.

(n)     Other Opinions.

        1.     Consent of Dechert Price & Rhoads(2)


        2.     Consent of Independent Auditors(7)


        3.     Powers of Attorney(6)

(o)     Omitted Financial Statements.

               Not Applicable.

(p)     Initial Capital Agreements.

               Not Applicable.

(q)     Redeemability Exemption.

        1.     Memorandum   describing   issuance,   transfer   and   redemption
               procedures.(1)

--------------------

(1) Filed with the Registrant's initial registration statement on Form S-6 (File No. 333-32531) on July 31, 1997.

(2) Filed with the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32531) on October 30, 1997.

(3) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32531) on April 30, 1998.

(4) Filed with the Registrant's Post-effective Amendment No. 6 to the Registration Statement on Form S-6 (File 333-32531) on August 28, 2001.

(5) Filed with the Registrant's Post-effective Amendment No. 8 to the Registration Statement on Form N-6 (File 333-32531) on February 28, 2003


(6) Filed with the Registrant's Post-effective Amendment No. 9 to the Registration Statement on Form N-6 (File 333-32531) on April 30, 2003

(7) Filed with the Registrant's Post-effective Amendment No. 10 to the Registration Statement on Form N-6 (File 333-32531) on April 28, 2004

* To be filed by amendment.

Item 27. Directors and Officers of the Depositor

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

Jerry D. Semler*                   Chairman of the Board and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   President, AUL (1980 - 2/03); Chairman of the AUL Acquisition
                                   Committee

John R. Barton*                    Senior Vice President, Group Life & Health Division
                                   (1/99 - present); Director, AUL (12/00 - present)

J. Scott Davison*                  Senior Vice President, Strategic Planning and Corporate Development
                                   (7/02 - present); Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Executive Vice President, AUL (2/03 - present); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

R. Stephen Radcliffe*              President, AUL (2/03 - present); Executive Vice President, AUL (8/94 - present);
                                   Director, AUL (2/91 - present)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.


AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536)), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2003, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2003. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2003, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2003, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. The State Life Insurance company became part of the insurance holding company system on September 23, 1994. Under the terms of the Agreement of Strategic Alliance between AUL and State Life and the mutual insurance holding company conversion, the Boards of Directors of AUMIHC and State Life are currently comprised of similar members. This has been held by the Commissioner to constitute an acquisition of control by AUMIHC.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT,   AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE  UNIT  TRUST  (File  No.
811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.


Item 29. Indemnification.

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 30. Principal Underwriters.

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director


          Constance E. Lund                       Treasurer; Director

          Dayton H. Molendorp                     Vice President, Individual Marketing
                                                   Services; Director

          R. Stephen Radcliffe                    Chairman of the Board; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations





          Joseph M. Urban                         President; Chief Compliance Officer;
                                                   Financial Operations Principal; Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282



     c.   Not Applicable.

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 32. Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 33. Fee Representation.

The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City City of Indianapolis, and the State of Indiana, on the 28th day of April, 2004.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  __________________________________________
                                    Name:  R. Stephen Radcliffe*
                                    Title: President


                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)

                               By:  __________________________________________
                                    Name:  R. Stephen Racliffe*
                                    Title: President




* By:      /s/ John C. Swhear
       __________________________________________
       John C. Swhear as attorney-in-fact



     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director                   April 28, 2004
John R. Barton*


_______________________________     Director                   April 28, 2004
J. Scott Davison*


_______________________________     Director, Principal        April 28, 2004
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                   April 28, 2004
Dayton H. Molendorp*


_______________________________     Director                   April 28, 2004
R. Stephen Radcliffe*


_______________________________     Director                   April 28, 2004
Mark C. Roller*


_______________________________     Director                   April 28, 2004
G. David Sapp*


_______________________________     Director                   April 28, 2004
Jerry D. Semler*


_______________________________     Director                   April 28, 2004
Thomas M. Zurek*



    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 28, 2004

                               EXHIBITS FILED WITH
                                    FORM N-6


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)




Exhibit Number in
Form N-6, Item 26                   Name of Exhibit
-----------------                   ---------------

  (f)(3) Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)

  (f)(4) Second Amended and Restated Bylaws of American United Life Insurance Company(R)

  (h)(13) Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds

  (h)(14) Form of Participation Agreement between American United Life Insurance Company(R)
                                    and  Dreyfus  Investment   Portfolios  and
                                    Dreyfus Variable Investment Fund

  (n)(2)                            Consent of Independent Auditors